SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]

Pre-Effective Amendment No.        1    (File No. 333-32350)          [X]
                                 -----

Post-Effective Amendment No.                                          [ ]

AXP MANAGED SERIES, INC.
IDS Tower 10
Minneapolis, MN  55440-0010

Leslie L. Ogg
901 S. Marquette Avenue, Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of the Registration Statement.

Title of Securities Being Registered:              Common Stock

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

This Registration Statement shall hereafter become effective in accordance with the provisions of Section (8)(a) of the Securities Act of 1933.

                             STRATEGIST FUND GROUP

                  NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

                             TO BE HELD MAY 9, 2000

Strategist Growth Fund, Inc.
 -Strategist Growth Fund
 -Strategist Growth Trends Fund
 -Strategist Special Growth Fund
Strategist Growth and Income Fund, Inc.
 -Strategist Balanced Fund
 -Strategist Equity Fund
 -Strategist Equity Income Fund
 -Strategist Total Return Fund
Strategist Income Fund, Inc.
 -Strategist Government Income Fund
 -Strategist High Yield Fund
 -Strategist Quality Income Fund
Strategist World Fund, Inc.
 -Strategist Emerging Markets Fund
 -Strategist World Growth Fund
 -Strategist World Income Fund
 -Strategist World Technologies Fund
Strategist Tax-Free Income Fund, Inc.
 -Strategist Tax-Free High Yield Fund

Your Fund will hold a special shareholders' meeting at 2:00 p.m. on May 9, 2000, at the IDS Tower, 80 South Eighth Street, Minneapolis, MN, in Conference Room A on the 27th floor. This will be a joint meeting for all of the Funds listed above. At the meeting, shareholders will consider the following:

- A proposal to approve an Agreement and Plan of Reorganization between the Strategist Fund and the corresponding AXP Fund investing in the same master fund. Under this Agreement, the Strategist Fund will transfer all of its assets to the AXP Fund in exchange for Class A shares of the AXP Fund. These shares will be distributed proportionately to you and the other shareholders of the Strategist Fund. The AXP Fund will assume the Strategist Fund's liabilities. The Board of Directors recommends that you vote FOR the proposal.
-  Any other business that may come before the meeting.

Please take a few minutes to read the proxy statement. It discusses the proposal in more detail. If you were a shareholder on April 5, 2000, you may vote at the meeting or any adjournment of the meeting. We hope you can attend the meeting. For those of you who cannot attend, please complete and return the enclosed proxy card. If you have questions, please call 1-800-775-5805. This proxy statement was first mailed to shareholders the week of April 17, 2000.

                                                                  April 17, 2000

                      COMBINED PROXY STATEMENT/PROSPECTUS
                              DATED APRIL 17, 2000

This document is a proxy statement for each of the Strategist Funds and a prospectus for the corresponding AXP Fund as shown in the table below. It contains the information you should know before voting on the proposed reorganization of the Strategist Fund into the corresponding AXP Fund (the "Reorganization"). Please read it carefully and keep it for future reference. The table shows the investment objective for each Strategist Fund and corresponding AXP Fund. Investment policies for the Strategist Fund and its corresponding AXP Fund are identical. The address of the Strategist Fund is IDS Tower 10, Minneapolis, Minnesota 55440-0010. The address of the AXP Fund is 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268.

                      FUND NAMES AND INVESTMENT OBJECTIVES

--------------------------------------------------------------------------------------
    STRATEGIST FUND            AXP FUND                  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------
Strategist Balanced        AXP Mutual           Balance of growth of capital and
                                                current income.
--------------------------------------------------------------------------------------
Strategist Emerging        AXP Emerging         Long-term capital growth.
Markets                    Markets
--------------------------------------------------------------------------------------
Strategist Equity          AXP Stock            Current income and growth of capital.
--------------------------------------------------------------------------------------
Strategist Equity          AXP Diversified      High level of current income.
Income                     Equity Income        Secondary goal is steady growth of
                                                capital.
--------------------------------------------------------------------------------------
Strategist Government      AXP Federal          High level of current income and
Income                     Income               safety of principal consistent with
                                                investment in U.S. government and
                                                government agency securities.
--------------------------------------------------------------------------------------
Strategist Growth          AXP Growth           Long-term capital growth.
--------------------------------------------------------------------------------------
Strategist Growth          AXP New              Long-term growth of capital.
Trends                     Dimensions
--------------------------------------------------------------------------------------
Strategist High Yield      AXP Extra Income     High current income. Secondary goal is
                                                capital growth.
--------------------------------------------------------------------------------------
Strategist Quality         AXP Selective        Current income and preservation of
Income                                          capital.
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
    STRATEGIST FUND            AXP FUND                  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------
Strategist Special         AXP Research         Long-term capital growth.
Growth                     Opportunities
--------------------------------------------------------------------------------------
Strategist Tax-Free        AXP High Yield       High yield generally exempt from
High Yield                 Tax-Exempt           federal income taxes.
--------------------------------------------------------------------------------------
Strategist Total Return    AXP Managed          Maximum total return through a
                           Allocation           combination of growth of capital and
                                                current income.
--------------------------------------------------------------------------------------
Strategist World Growth    AXP Global Growth    Long-term capital growth.
--------------------------------------------------------------------------------------
Strategist World Income    AXP Global Bond      High total return through income and
                                                growth of capital.
--------------------------------------------------------------------------------------
Strategist World           AXP Innovations      Long-term capital growth.
Technologies
--------------------------------------------------------------------------------------

HOW THE REORGANIZATION WILL WORK

- The Strategist Fund will transfer all of its assets to the corresponding AXP Fund. The AXP Fund will assume the Strategist Fund's stated liabilities.

- The AXP Fund will issue Class A shares to the Strategist Fund in an amount equal to the value of the assets it receives, less the liabilities it assumes. These Class A shares will be distributed to the Strategist Fund's shareholders in proportion to their holdings in the Strategist Fund. You will not pay any sales charge in connection with this distribution of shares.

Please note that the AXP Fund is not a bank deposit, is not federally insured, is not endorsed by any bank or government agency and is not guaranteed to achieve its goal.

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                         WHERE TO GET MORE INFORMATION*

------------------------------------------------------------------------------------
The AXP Fund's most recent prospectus       In the same envelope as this proxy
and annual report.                          statement/prospectus.
------------------------------------------------------------------------------------
The AXP Fund's most recent statement of     Incorporated by reference into this
additional information and semi-annual      proxy statement/prospectus. For a copy
report to shareholders (if a semi-annual    at no charge, call toll-free
report has been issued subsequent to the    1-800-862-7919 or write to the address
most recent annual report).                 below.
------------------------------------------------------------------------------------
The Strategist Fund's most recent           Incorporated by reference into this
prospectus.                                 proxy statement/prospectus. For a copy
                                            at no charge, call toll-free
                                            1-800-297-8800 or write to the address
                                            below.
------------------------------------------------------------------------------------
The Strategist Fund's most recent annual    Incorporated by reference into this
report and semi-annual report to            proxy statement/prospectus. For a copy
shareholders (if a semi-annual report       at no charge, call toll-free
has been issued subsequent to the most      1-800-297-8800 or write to the address
recent annual report).                      below.
------------------------------------------------------------------------------------
Statement of additional information         Incorporated by reference into this
dated the same date as this proxy           proxy statement/prospectus. For a copy
statement/prospectus. This document         at no charge, call toll-free
contains information about both the         1-800-862-7919 or write to the address
Strategist Fund and the AXP Fund.           below.
------------------------------------------------------------------------------------
To ask questions about this proxy           Call toll-free 1-800-775-5805 or write
statement/prospectus.                       to: American Express Client Service
                                            Corporation, P.O. Box 534, Minneapolis,
                                            MN 55440-0534.
------------------------------------------------------------------------------------

*   See Table G-2 for the dates of each of these documents.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
A. Summary..................................................      7

  - How the Reorganization Will Work........................      7

  - Comparison of the Strategist Fund to the AXP Fund.......      8

  - Tax Consequences........................................     10

  - Investment Policies and Risk Factors....................     10

B. Fees and Expenses........................................     13

C. The Reorganization.......................................     17

  - Terms of the Reorganization.............................     17

  - Conditions to Closing the Reorganization................     18

  - Termination of the Agreement............................     18

  - Tax Status of the Reorganization........................     18

  - Reasons for the Proposed Reorganization and Board
    Deliberations...........................................     19

  - Boards' Determination...................................     21

D. Information Concerning the Meeting.......................     22

  - Recommendation and Vote Required........................     22

  - Voting..................................................     22

  - Revoking Your Proxy.....................................     22

  - Simultaneous Meetings...................................     22

  - Solicitation of Proxies.................................     22

  - Dissenters' Right of Appraisal..........................     23

  - Other Business..........................................     23

  - Adjournment.............................................     23

                                                              PAGE
                                                              ----
E. Capitalization and Ownership of Fund Shares..............     24

  - Capitalization..........................................     24

  - Ownership of Fund Shares................................     25

F. Experts..................................................     28

G. Additional Information About the Funds' Businesses.......     28

EXHIBITS

1. Form of Agreement and Plan of Reorganization between the
  Strategist Fund and the AXP Fund..........................     30

2. Minnesota Business Corporation Act Sections 302A.471 and
  302A.473..................................................     42

3. Most recent AXP Fund prospectus and annual report
  (enclosed)

                                   A. SUMMARY

This proxy statement/prospectus is being used by the Board of Directors (the "Board") of the Strategist Fund to solicit proxies to vote at a special meeting of shareholders. The purpose of the meeting is to consider a proposal to approve an Agreement and Plan of Reorganization (the "Agreement") providing for the Reorganization of the Strategist Fund into the corresponding AXP Fund invested in the same master fund.

The following is a summary. More complete information appears later in this proxy statement/prospectus. You should read the entire proxy statement/prospectus and the exhibits because they contain details that are not in the summary. The materials in the statement of additional information dated the same date as this proxy statement/prospectus for the Strategist Fund and the AXP Fund are incorporated by reference into this proxy statement/prospectus.

HOW THE REORGANIZATION WILL WORK.

- The Strategist Fund will transfer all of its assets to the corresponding AXP Fund. The AXP Fund will assume all the Strategist Fund's stated liabilities. There are no outstanding liabilities with respect to the Strategist Fund's 12b-1 plan.

- The AXP Fund will issue Class A shares to the Strategist Fund in an amount equal to the value of the assets it receives, less the liabilities it assumes. These Class A shares will be distributed to the Strategist Fund's shareholders in proportion to their holdings in the Strategist Fund.

- Neither the Strategist Fund nor the shareholders of the Strategist Fund will pay any sales charge in connection with the Reorganization.

- After the Reorganization is completed, Strategist shareholders will be shareholders of Class A shares of the corresponding AXP Fund. The Strategist Fund will be deregistered as a mutual fund and terminated under state law.

                                   TABLE A-1.
               COMPARISON OF THE STRATEGIST FUND TO THE AXP FUND
-------------------------------------------------------------------------

                                 STRATEGIST FUND                     AXP FUND
---------------------------------------------------------------------------------------
General                    A series of capital stock of    A series of capital stock of
                           an open-end management          an open-end management
                           investment company organized    investment company organized
                           as a Minnesota corporation.     as a Minnesota corporation.
---------------------------------------------------------------------------------------
Investment Structure       A feeder fund, as shown in      A feeder fund, as shown in
                           Table A-2, investing all of     Table A-2, investing all of
                           its assets in a master fund.    its assets in a master fund.
---------------------------------------------------------------------------------------
Investment Adviser         American Express Financial      AEFC is the investment
                           Corporation ("AEFC") is the     adviser for the master fund.
                           investment adviser for the
                           master fund.
---------------------------------------------------------------------------------------
Investment Objectives,     Identical for both Funds.
Policies, Investment       See Table A-2 for more information on each fund.
Strategies, Risks and
Restrictions
---------------------------------------------------------------------------------------
Pricing                    Each Fund calculates its net asset value per share at the
                           close of trading on the New York Stock Exchange (the "NYSE")
                           (normally 3:00 p.m. Central Time) each business day.
---------------------------------------------------------------------------------------

                                 STRATEGIST FUND                     AXP FUND
---------------------------------------------------------------------------------------
Classes of Shares          One class of shares, offered    Three classes of shares.
                           without a sales charge.         Only Class A shares are
                           Effective October 4, 1999       being offered to Strategist
                           the Strategist Fund             Fund shareholders in this
                           discontinued a 0.25% 12b-1      proxy statement/prospectus.
                           fee.                            - Class A has a front-end
                                                           sales charge and a 0.25%
                                                           12b-1 fee.*
                                                           - Class B has a contingent
                                                           deferred sales charge and a
                                                           1% 12b-1 fee.
                                                           - Class Y is offered only to
                                                           institutional investors with
                                                           no sales charge and a 0.10%
                                                           service fee.
                                                           *No sales charge will be
                                                           charged as part of the
                                                           Reorganization. On
                                                           subsequent purchases, the
                                                           sales charge will be waived
                                                           permanently for former
                                                           Strategist shareholders.
---------------------------------------------------------------------------------------
Buying and Selling         Strategist Fund shares are      Investors may purchase and
Shares                     no longer available for new     redeem shares directly,
                           investment. Existing            through their American
                           shareholders may make add-on    Express financial advisor or
                           purchases to existing           through other authorized
                           accounts.                       broker-dealers or third
                                                           parties.
---------------------------------------------------------------------------------------
Minimum Investment         Initial: No new investments     Initial: $2,000*
Amounts                    allowed                         Subsequent: $100
                           Subsequent: $100 for            *The AXP Fund will waive the
                           existing investors              minimum investment amount
                                                           for any Strategist Fund
                                                           account that, after the
                                                           Reorganization, contains
                                                           less than $2,000.
---------------------------------------------------------------------------------------

                                 STRATEGIST FUND                     AXP FUND
---------------------------------------------------------------------------------------
Exchanges                  Permitted only between          Class A shares of the AXP
                           existing Strategist Fund        Fund may be exchanged for
                           accounts.                       Class A shares of 38 other
                                                           AXP Funds.
---------------------------------------------------------------------------------------
Voting Rights              No cumulative voting rights     Cumulative voting rights
                           when voting on the election     when voting on the election
                           of directors.                   of directors.
---------------------------------------------------------------------------------------

TAX CONSEQUENCES. The Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Strategist Fund and the AXP Fund receive a satisfactory opinion from the law firm of Ropes & Gray, substantially to that effect.

INVESTMENT POLICIES AND RISK FACTORS. Because both the Strategist Fund and the AXP Fund invest in the same master fund and are subject to the same investment objectives, investment strategies and restrictions, the risks of an investment in the AXP Fund are identical to the risks of an investment in the Strategist Fund. Investment policies and risk factors are described in detail in the enclosed AXP Fund prospectus under the headings "Investment Strategies" and "Risks". The following table provides a brief summary of the investment policies and risks.

                                   TABLE A-2.
                SUMMARY OF PRIMARY INVESTMENT POLICIES AND RISKS
(policies and risks are identical for the Strategist Fund and its corresponding
                                   AXP Fund)
--------------------------------------------------------------------------------

   STRATEGIST FUND             AXP FUND              PRIMARY INVESTMENT POLICIES             PRIMARY INVESTMENT RISKS
----------------------------------------------------------------------------------------------------------------------------
Strategist Balanced     AXP Mutual              Primarily invests in a combination of  Market risk, interest rate risk,
                                                common stocks and senior securities.   sector/ concentration risk,
                                                                                       call/prepayment risk, credit risk,
                                                                                       liquidity risk, style risk
----------------------------------------------------------------------------------------------------------------------------
Strategist Emerging     AXP Emerging Markets    Primarily invests in equity            Market risk, foreign/emerging markets
Markets                                         securities of companies in emerging    risk, liquidity risk, style risk,
                                                market countries.                      sector/ concentration risk
----------------------------------------------------------------------------------------------------------------------------
Strategist Equity       AXP Stock               Primarily invests in common stocks     Market risk, inflation risk, foreign
                                                and securities convertible into        risk
                                                common stocks.
----------------------------------------------------------------------------------------------------------------------------
Strategist Equity       AXP Diversified Equity  Primarily invests in dividend-paying   Market risk, sector/concentration
Income                  Income                  equity securities.                     risk, inflation risk
----------------------------------------------------------------------------------------------------------------------------
Strategist Government   AXP Federal Income      Primarily invests in debt obligations  Market risk, correlation risk,
Income                                          issued or guaranteed as to principal   interest rate risk, call/prepayment
                                                and interest by the U.S. government,   risk
                                                its agencies or instrumentalities.
----------------------------------------------------------------------------------------------------------------------------
Strategist Growth       AXP Growth              Primarily invests in common stocks     Market risk, style risk, foreign risk
                                                and securities convertible into
                                                common stocks that appear to offer
                                                growth opportunities.
----------------------------------------------------------------------------------------------------------------------------
Strategist Growth       AXP New Dimensions      Primarily invests in common stocks     Market risk, style risk, foreign risk
Trends                                          showing potential for significant
                                                growth.
----------------------------------------------------------------------------------------------------------------------------
Strategist High Yield   AXP Extra Income        Primarily invests in high-yielding,    Market risk, interest rate risk,
                                                high risk corporate bonds (junk        credit risk
                                                bonds).
----------------------------------------------------------------------------------------------------------------------------

                                   TABLE A-2.
                SUMMARY OF PRIMARY INVESTMENT POLICIES AND RISKS
(policies and risks are identical for the Strategist Fund and its corresponding
                                   AXP Fund)
--------------------------------------------------------------------------------

   STRATEGIST FUND             AXP FUND              PRIMARY INVESTMENT POLICIES             PRIMARY INVESTMENT RISKS
----------------------------------------------------------------------------------------------------------------------------
Strategist Quality      AXP Selective           Primarily invests in debt obligations  Market risk, interest rate risk,
Income                                          that are investment grade or           credit risk
                                                equivalent.
----------------------------------------------------------------------------------------------------------------------------
Strategist Special      AXP Research            Primarily invests in securities of     Market risk, issuer risk, style risk
Growth                  Opportunities           companies that are part of the S&P
                                                500 and are believed to be
                                                undervalued or offer the potential
                                                for long-term growth.
----------------------------------------------------------------------------------------------------------------------------
Strategist Tax-Free     AXP High Yield Tax-     Primarily invests in medium and lower  Market risk, interest rate risk,
High Yield              Exempt                  quality bonds (junk bonds) and other   credit risk, legal/legislative risk,
                                                debt obligations issued by or on       call/ prepayment risk
                                                behalf of state or local governmental
                                                units whose interest is exempt from
                                                federal income tax.
----------------------------------------------------------------------------------------------------------------------------
Strategist Total        AXP Managed Allocation  Primarily allocates investments among  Market risk, interest rate risk,
Return                                          four asset classes: U.S. equities,     foreign/ emerging markets risk,
                                                U.S. and foreign debt securities,      call/prepayment risk, credit risk,
                                                foreign equity securities and cash.    event risk, liquidity risk, small
                                                                                       company risk
----------------------------------------------------------------------------------------------------------------------------
Strategist World        AXP Global Growth       Primarily invests in equity            Market risk, foreign/emerging markets
Growth                                          securities of companies around the     risk, style risk
                                                world that are positioned to meet
                                                market needs in a changing world
                                                economy.
----------------------------------------------------------------------------------------------------------------------------
Strategist World        AXP Global Bond         Primarily invests in debt obligations  Interest rate risk, foreign/emerging
Income                                          of U.S. and foreign issuers.           markets risk, credit risk, liquidity
                                                                                       risk
----------------------------------------------------------------------------------------------------------------------------
Strategist World        AXP Innovations         Primarily invests in equity            Market risk, sector/concentration
Technologies                                    securities of companies in the         risk, style risk
                                                information technology industry.
----------------------------------------------------------------------------------------------------------------------------

                              B. FEES AND EXPENSES

The following table describes the fees and expenses that you pay if you buy and hold shares of the Strategist Fund or Class A shares of the AXP Fund. The table also shows Pro Forma expenses of Class A shares of the AXP Fund assuming the proposed Reorganization had been effective during the most recent fiscal year.

                                   TABLE B-1.
                       ACTUAL AND PRO FORMA FUND EXPENSES
                        For the Most Recent Fiscal Year
--------------------------------------------------------------------------------

                                                    SHAREHOLDER FEES                   ANNUAL OPERATING EXPENSES(A)
                                                   (fees paid directly         (expenses that are deducted from Fund assets)
                      FUND                        from your investment)         (as a percent of average daily net assets)
---------------------------------------------------------------------------------------------------------------------------------
                                                      Maximum sales        Management     Distribution        Other
                                                         charge             fees(b)      (12b-1) fees(c)   expenses(d)   Total(e)
---------------------------------------------------------------------------------------------------------------------------------
Strategist Balanced.............................            0%                0.48%           0.25%            2.41%       3.14%
AXP Mutual - Class A............................            5%                0.46%           0.25%            0.19%       0.90%
AXP Mutual - Class A Pro Forma..................            *                 0.46%           0.25%            0.19%       0.90%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Emerging Markets.....................            0%                1.10%           0.25%            4.82%       6.17%
AXP Emerging Markets - Class A..................            5%                1.10%           0.25%            0.76%       2.11%
AXP Emerging Markets - Class A Pro Forma........            *                 1.10%           0.25%            0.76%       2.11%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Equity...............................            0%                0.48%           0.25%            1.42%       2.15%
AXP Stock - Class A.............................            5%                0.48%           0.25%            0.15%       0.88%
AXP Stock - Class A Pro Forma...................            *                 0.48%           0.25%            0.15%       0.88%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Equity Income........................            0%                0.49%           0.25%            2.88%       3.62%
AXP Diversified Equity Income - Class A.........            5%                0.49%           0.25%            0.22%       0.96%
AXP Diversified Equity Income - Class A
Pro Forma.......................................            *                 0.49%           0.25%            0.22%       0.96%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Government Income....................            0%                0.50%           0.25%            0.66%       1.41%
AXP Federal Income - Class A....................            5%                0.50%           0.25%            0.23%       0.98%
AXP Federal Income - Class A Pro Forma..........            *                 0.50%           0.25%            0.23%       0.98%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Growth...............................            0%                0.52%           0.25%            0.26%       1.03%
AXP Growth - Class A............................            5%                0.53%           0.25%            0.19%       0.97%
AXP Growth - Class A Pro Forma..................            *                 0.53%           0.25%            0.19%       0.97%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Growth Trends........................            0%                0.53%           0.25%            0.17%       0.95%
AXP New Dimensions -- Class A...................            5%                0.53%           0.25%            0.15%       0.93%
AXP New Dimensions -- Class A Pro Forma.........            *                 0.53%           0.25%            0.15%       0.93%
---------------------------------------------------------------------------------------------------------------------------------
Strategist High Yield...........................            0%                0.56%           0.25%            1.04%       1.85%
AXP Extra Income - Class A......................            5%                0.56%           0.25%            0.20%       1.01%
AXP Extra Income - Class A Pro Forma............            *                 0.56%           0.25%            0.20%       1.01%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Quality Income.......................            0%                0.52%           0.25%            2.81%       3.58%
AXP Selective - Class A.........................            5%                0.51%           0.25%            0.22%       0.98%
AXP Selective - Class A Pro Forma...............            *                 0.51%           0.25%            0.22%       0.98%
---------------------------------------------------------------------------------------------------------------------------------

                                   TABLE B-1.
                       ACTUAL AND PRO FORMA FUND EXPENSES
                        For the Most Recent Fiscal Year
--------------------------------------------------------------------------------

                                                    SHAREHOLDER FEES                   ANNUAL OPERATING EXPENSES(A)
                                                   (fees paid directly         (expenses that are deducted from Fund assets)
                      FUND                        from your investment)         (as a percent of average daily net assets)
---------------------------------------------------------------------------------------------------------------------------------
                                                      Maximum sales        Management     Distribution        Other
                                                         charge             fees(b)      (12b-1) fees(c)   expenses(d)   Total(e)
---------------------------------------------------------------------------------------------------------------------------------
Strategist Special Growth.......................            0%                0.64%           0.25%            1.38%       2.27%
AXP Research Opportunities - Class A............            5%                0.63%           0.25%            0.33%       1.21%
AXP Research Opportunities - Class A
Pro Forma.......................................            *                 0.63%           0.25%            0.33%       1.21%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Tax-Free High Yield..................            0%                0.45%           0.25%            2.55%       3.25%
AXP High Yield Tax-Exempt - Class A.............            5%                0.44%           0.25%            0.11%       0.80%
AXP High Yield Tax-Exempt - Class A
Pro Forma.......................................            *                 0.44%           0.25%            0.11%       0.80%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Total Return.........................            0%                0.44%           0.25%            0.62%       1.31%
AXP Managed Allocation - Class A................            5%                0.43%           0.25%            0.21%       0.89%
AXP Managed Allocation - Class A Pro Forma......            *                 0.43%           0.25%            0.21%       0.89%
---------------------------------------------------------------------------------------------------------------------------------
Strategist World Growth.........................            0%                0.75%           0.25%            1.85%       2.85%
AXP Global Growth - Class A.....................            5%                0.74%           0.25%            0.32%       1.31%
AXP Global Growth - Class A Pro Forma...........            *                 0.74%           0.25%            0.32%       1.31%
---------------------------------------------------------------------------------------------------------------------------------
Strategist World Income.........................            0%                0.75%           0.25%            2.46%       3.46%
AXP Global Bond - Class A.......................            5%                0.74%           0.25%            0.28%       1.27%
AXP Global Bond - Class A Pro Forma.............            *                 0.74%           0.25%            0.28%       1.27%
---------------------------------------------------------------------------------------------------------------------------------
Strategist World Technologies...................            0%                0.72%           0.25%            2.24%       3.21%
AXP Innovations - Class A.......................            5%                0.72%           0.25%            0.15%       1.12%
AXP Innovations - Class A Pro Forma.............            *                 0.72%           0.25%            0.15%       1.12%
---------------------------------------------------------------------------------------------------------------------------------

*    The 5% sales charge will be waived permanently for former
     Strategist shareholders.
(a) For all Funds, operating expenses include expenses charged by both the Fund and the master fund. Expenses are based on actual expenses for the last fiscal year, restated to reflect current fees.
(b) The management fee is paid by the master fund and is allocated between the Strategist Fund and the AXP Fund based on respective net assets. For some Funds, the chart shows a slight difference between the management fee for the Strategist Fund and the management fee for the AXP Fund.
     This difference is due to rounding.
(c) Effective October 4, 1999 the 0.25% distribution fee was discontinued for the Strategist Fund.
(d) Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.
(e) For the Strategist Fund, AEFC has agreed to waive certain fees and to absorb certain other Fund expenses until the end of the Fund's current fiscal year. The agreement may be terminated at any time after that date. Under the agreement, total expenses will not exceed 0.95% for Tax-Free High
     Yield; 1.10% for Government Income and Quality Income; 1.20% for High Yield; 1.25% for Balanced, Equity and Equity
     Income; 1.30% for Growth, Growth Trends and Total Return;
     1.35% for World Income and World Technologies; 1.40% for
     Special Growth; 1.75% for World Growth; and 2.20% for
     Emerging Markets. For the most recent fiscal year, actual total expenses with fee waivers and expense reimbursement were 0.95% for Tax-Free High Yield; 1.09% for Government
     Income, 1.09% for Quality Income, 1.19% for High Yield;
     0.98% for Balanced; 1.25% for Equity; 1.25% for Equity
     Income; 1.03% for Growth; 0.95% for Growth Trends; 1.22% for
     Total Return; 1.35% for World Income, 1.47% for World
     Technologies; 1.39% for Special Growth; 1.71% for World
     Growth; and 2.20% for Emerging Markets.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Assume you invest $10,000 and the Fund earns a 5% return. The operating expenses remain the same each year. If you hold your shares until the end of the year shown, the following table shows your costs under the current arrangements and your costs if the proposed reorganization had been in effect. The numbers for the AXP Fund reflect the costs that would be incurred if a shareholder paid $500 in sales charge to purchase Class A shares. You will not incur that cost since the sales charge will be waived permanently for former Strategist Fund shareholders.
--------------------------------------------------------------------------------

                   FUND                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------
Strategist Balanced........................    $317      $  969     $1,645     $3,451
AXP Mutual - Class A.......................     587         773        974      1,557
AXP Mutual - Class A Pro Forma.............     587         773        974      1,557
--------------------------------------------------------------------------------------
Strategist Emerging Markets................     613       1,819      2,996      5,823
AXP Emerging Markets - Class A.............     703       1,128      1,578      2,824
AXP Emerging Markets - Class A Pro Forma..      703       1,128      1,578      2,824
--------------------------------------------------------------------------------------
Strategist Equity..........................     218         673      1,155      2,487
AXP Stock - Class A........................     585         767        964      1,534
AXP Stock - Class A Pro Forma..............     585         767        964      1,534
--------------------------------------------------------------------------------------
Strategist Equity Income...................     365       1,109      1,874      3,882
AXP Diversified Equity Income - Class A....     593         791      1,005      1,623
AXP Diversified Equity Income - Class A
Pro Forma..................................     593         791      1,005      1,623
--------------------------------------------------------------------------------------
Strategist Government Income...............     144         447        772      1,696
AXP Federal Income - Class A...............     595         797      1,015      1,646
AXP Federal Income - Class A Pro Forma.....     595         797      1,015      1,646
--------------------------------------------------------------------------------------
Strategist Growth..........................     105         328        570      1,264
AXP Growth - Class A.......................     594         794      1,010      1,634
AXP Growth - Class A Pro Forma.............     594         794      1,010      1,634
--------------------------------------------------------------------------------------
Strategist Growth Trends...................      97         303        526      1,171
AXP New Dimensions - Class A...............     590         782        990      1,590
AXP New Dimensions - Class A Pro Forma.....     590         782        990      1,590
--------------------------------------------------------------------------------------
Strategist High Yield......................     188         582      1,002      2,174
AXP Extra Income - Class A.................     598         806      1,031      1,679
AXP Extra Income - Class A Pro Forma.......     598         806      1,031      1,679
--------------------------------------------------------------------------------------
Strategist Quality Income..................     361       1,097      1,855      3,847
AXP Selective - Class A....................     595         797      1,015      1,646
AXP Selective - Class A Pro Forma..........     595         797      1,015      1,646
--------------------------------------------------------------------------------------
Strategist Special Growth..................     230         710      1,216      2,610
AXP Research Opportunities - Class A.......     617         865      1,133      1,897
AXP Research Opportunities - Class A
Pro Forma..................................     617         865      1,133      1,897
--------------------------------------------------------------------------------------
Strategist Tax-Free High Yield.............     328       1,001      1,698      3,552
AXP High Yield Tax-Exempt - Class A........     578         743        923      1,444
AXP High Yield Tax-Exempt - Class A
Pro Forma..................................     578         743        923      1,444
--------------------------------------------------------------------------------------

                                                1          3          5          10
                                         FUND  YEAR      YEARS      YEARS      YEARS
--------------------------------------------------------------------------------------
Strategist Total Return....................    $133      $  415     $  719     $1,584
AXP Managed Allocation - Class A...........     586         770        969      1,545
AXP Managed Allocation - Class A
Pro Forma..................................     586         770        969      1,545
--------------------------------------------------------------------------------------
Strategist World Growth....................     288         883      1,504      3,179
AXP Global Growth - Class A................     627         895      1,183      2,005
AXP Global Growth - Class A Pro Forma......     627         895      1,183      2,005
--------------------------------------------------------------------------------------
Strategist World Income....................     349       1,062      1,798      3,740
AXP Global Bond - Class A..................     623         883      1,163      1,962
AXP Global Bond - Class A Pro Forma........     623         883      1,163      1,962
--------------------------------------------------------------------------------------
Strategist World Technologies..............     324         989      1,679      3,515
AXP Innovations - Class A..................     608         838      1,087      1,800
AXP Innovations - Class A Pro Forma........     608         838      1,087      1,800
--------------------------------------------------------------------------------------

                             C. THE REORGANIZATION

TERMS OF THE REORGANIZATION. The Board has approved the Agreement, a copy of which is attached as Exhibit 1. The Agreement provides for Reorganization on the following terms:

- The Reorganization is scheduled to occur on the first day that the NYSE is open for business following shareholder approval and receipt of any necessary regulatory approvals, but may occur on any later date agreed to by the Funds.

- The Strategist Fund will transfer all of its assets to the AXP Fund and, in exchange, the AXP Fund will assume the Strategist Fund's stated liabilities and issue Class A shares.

- The AXP Fund will issue Class A shares to the Strategist Fund in an amount equal to the value of the assets received by the AXP Fund, less the liabilities assumed by the AXP Fund in the transaction. These shares will immediately be distributed by the Strategist Fund to its shareholders in proportion to their holdings in the Strategist Fund. As a result, shareholders of the Strategist Fund will become Class A shareholders of the AXP Fund.

- Neither the Strategist Fund nor the shareholders of the Strategist Fund will pay any sales charge in connection with the Reorganization.

- The net asset value of both Funds will be computed as of 3:00 p.m. Central time, on the closing date.

- After the Reorganization, the Strategist Fund will be deregistered as a mutual fund and terminated under state law.

CONDITIONS TO CLOSING THE REORGANIZATION. The completion of the Reorganization is subject to certain conditions described in the Agreement, including:

- The Strategist Fund will have declared and paid a dividend that will distribute all of the Fund's taxable income, if any, to the shareholders of the Strategist Fund for the taxable years ending at or prior to the closing.

- The Funds will have received any approvals, consents or exemptions from the SEC or any regulatory body necessary to carry out the Reorganization.

- A registration statement on Form N-14 will have been filed with the SEC and declared effective for each of the Funds.

-  The shareholders of the Strategist Funds will have approved the Agreement.

- The Funds will have received an opinion of tax counsel that the proposed Reorganization will be tax-free for each Fund and its shareholders.

TERMINATION OF THE AGREEMENT. The Agreement and the transactions contemplated by it may be terminated and abandoned by resolutions of the Board of the Strategist Fund or the AXP Fund at any time prior to closing. In the event of a termination, there will be no liability for damages on the part of either the Strategist Fund or the AXP Fund or the directors, officers or shareholders of either Fund.

TAX STATUS OF THE REORGANIZATION. The Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Strategist Fund and the AXP Fund receive a satisfactory opinion from the law firm of Ropes & Gray, substantially to the effect that:

- The transfer of the Strategist Fund's assets to the AXP Fund in exchange for Class A shares of the AXP Fund and the assumption of the Strategist Fund's liabilities, followed by the distribution of those shares to the Strategist Fund's shareholders and the termination of the Strategist Fund will be a "reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986 (the "Code"), and the Strategist Fund and the corresponding AXP Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

- No gain or loss will be recognized by the Strategist Fund upon the transfer of all of its assets to the AXP Fund or on the distribution by the Strategist Fund of Class A shares of the AXP Fund to Strategist Fund shareholders.

- No gain or loss will be recognized by the AXP Fund upon the receipt of the Strategist Fund's assets solely in exchange for the issuance of the AXP Fund's Class A shares to the Strategist Fund and the assumption of all of the Strategist Fund's liabilities by the AXP Fund.

- The basis of the assets of the Strategist Fund acquired by the AXP Fund will be, in each instance, the same as the basis of those assets in the hands of the Strategist Fund immediately before the transfer.

- The tax holding period of the assets of the Strategist Fund in the hands of the AXP Fund will include the Strategist Fund's tax holding period for those assets.

- The shareholders of the Strategist Fund will not recognize gain or loss upon the exchange of all their shares of the Strategist Fund solely for the AXP Fund Class A shares as part of the Reorganization.

- The basis of the Class A shares of the AXP Fund received by the Strategist Fund shareholders in the Reorganization will be the same as the basis of the shares of the Strategist Fund surrendered in exchange.

- The tax holding period of the Class A shares of the AXP Fund received by the Strategist Fund shareholders will include, for each shareholder, the tax holding period of the shares of the Strategist Fund surrendered in exchange, provided that the Class A shares of the AXP Fund were held as capital assets on the date of the exchange.

REASONS FOR THE PROPOSED REORGANIZATION AND BOARD DELIBERATIONS. The Board believes that the proposed Reorganization will be advantageous to the Strategist Fund shareholders for several reasons. The Board considered the following matters, among others, in approving the Reorganization.

- TERMS AND CONDITIONS OF THE REORGANIZATION. The Board considered the terms and conditions of the Reorganization as described in the previous paragraphs.

- TAX CONSEQUENCES. The Board considered the tax-free nature of the Reorganization.

- CONTINUITY OF INVESTMENT. The Board took into account the fact that, following the Reorganization, shareholders of the Strategist Funds will be invested in a fund holding an identical investment securities portfolio, with identical investment objectives, policies, and restrictions.

- CONTINUED NO-LOAD PURCHASES. The Board took into account that shareholders of the Strategist Fund will be able to make future purchases of shares of the AXP Fund on a no-load basis.

- EXPENSE RATIOS. Following the Reorganization, the expense ratio for the AXP Fund is expected to be lower than the expense ratio of the Strategist Fund. The Reorganization is expected to eliminate or reduce costs associated with maintaining separate funds, including costs of separate audits, printing costs and blue sky fees. The Strategist Fund has been unable to attract sufficient assets to operate effectively without significant expense subsidization. Since commencement of operations, AEFC has been waiving a portion of its fees. AEFC has committed to continue capping fees through the end of the 2000 fiscal year for the Strategist Fund, although waivers can be discontinued at any time after that. AEFC does not expect to waive fees indefinitely and, without continued fee waivers or growth in assets, the Strategist Fund's expense ratios would likely exceed those of many other funds with similar investment objectives. This could have an adverse impact on the Strategist Fund's performance. As a result, it is possible that the Strategist Fund's asset base will decline and the Strategist Fund's expense ratio will rise even higher as fixed costs are spread over a shrinking asset base.

    The AXP Fund, on the other hand, has achieved viable size. Certain fixed shareholder expenses (such as accounting fees, printing costs and blue sky expenses) are expected to be lower for the AXP fund than they would be for the Strategist Fund if AEFC discontinued waiving fees. Thus, Strategist Fund shareholders will experience lower per share fixed costs by holding AXP Fund shares than they would if they continued to hold shares in the Strategist Fund. Expense ratios for each of the Funds for the last fiscal year are shown under the heading "Fees and Expenses".

- POTENTIAL BENEFITS TO AEFC AND ITS AFFILIATES. Although not a reason for approving the Reorganization, as part of its deliberations the Board also considered the potential benefits from the Reorganization that could be realized by AEFC and its affiliates. The Board recognized that the potential benefits to AEFC consist principally of the elimination of expenses incurred in duplicative efforts to administer two separate funds. AEFC also will benefit to the extent it no longer waives its fees. The Board also noted, however, that shareholders of the Strategist Funds will benefit directly from any decrease in overall operating ratios resulting from the proposed Reorganization.

- COSTS. The Board considered the fact that AEFC has agreed to bear the costs of effecting the Reorganization.

- ALTERNATIVE SOLUTIONS. The Board determined that the Reorganization provided greater benefits to shareholders than other options, such as the liquidation of the Strategist Fund. Liquidating the Strategist Fund would require most shareholders, subject to federal income taxation, to recognize either gains or losses in the current tax year when many shareholders might prefer to defer those gains or losses. Another alternative, a voluntary exchange into the corresponding AXP Fund, generally also would require shareholders to recognize a gain or loss for tax purposes. The Reorganization, on the other hand, is expected to be achieved on a tax-free basis resulting in a deferral of any gain or loss for federal income tax purposes. Any shareholder who does not want to participate in the Reorganization may redeem shares. This would be a taxable event for the shareholder similar to what would happen if the Strategist Fund was liquidated.

BOARDS' DETERMINATION. After considering the factors described above and other relevant information, at a meeting held on March 10, 2000, the Strategist Fund Board members, including a majority of the Independent Directors, found that participation in the Reorganization is in the best interests of the Strategist Fund and that the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization. The Independent Directors were advised, in their deliberations, by special counsel as to their fiduciary duties under state law and the Investment Company Act of 1940 (the "1940 Act"), and met separately on a number of occasions with counsel prior to approving the Reorganization. In addition, AEFC agreed that, following the Reorganization, it will provide the Independent Directors with the same level of indemnification for their actions as directors of the Fund as is currently provided by the Fund.

The Board of Directors of the AXP Fund approved the Agreement at a meeting held on March 8-9, 2000. The Board members considered the terms of the Agreement, the provisions intended to avoid the dilution of shareholder interests and the anticipated tax consequences of the Reorganization. The Board found that participation in the Reorganization is in the best interests of the AXP Fund and that the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization.

                     D. INFORMATION CONCERNING THE MEETING

RECOMMENDATION AND VOTE REQUIRED. The Board recommends that shareholders approve the proposed Agreement. The Agreement must be approved by a majority of the Fund's shares voted at the meeting. If the Agreement is not approved, the Board will consider what further action should be taken.

VOTING. Each share is entitled to one vote. For those of you who cannot come to the meeting, the Board is asking permission to vote for you. The shares will be voted as you instruct. Signed proxy cards returned without instructions will be voted in favor of the proposal.

All votes count toward a quorum, regardless of how they are voted (For, Against or Abstain). Broker non-votes will be counted toward a quorum but not toward the approval of the proposal. Broker non-votes are shares for which the underlying owner has not voted and the broker holding the shares does not have authority to vote.

REVOKING YOUR PROXY. If your plans change and you can attend the meeting, simply inform the Secretary at the meeting that you will be voting your shares in person. Also, if you change your mind after you vote, you may change your vote or revoke it by writing us or by sending another card.

SIMULTANEOUS MEETINGS. The meeting of your Fund will be held simultaneously with meetings of the other funds in the Strategist Fund Group. If any shareholder objects to the holding of simultaneous meetings, the shareholder may move for an adjournment of his or her Fund's meeting to a time immediately after the simultaneous meetings so that a meeting of that Fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment.

SOLICITATION OF PROXIES. The Board is asking for your vote and for you to vote as promptly as possible. AEFC will pay the expenses for the proxy material and the postage. Supplementary solicitations may be made by mail, telephone, electronic means or personal contact. The expenses of supplementary solicitation will be paid by AEFC.

DISSENTERS' RIGHT OF APPRAISAL. Under Sections 302A.471 and 302A.473 of the Minnesota Business Corporation Act, Strategist Fund shareholders are entitled to assert dissenters' rights in connection with the Reorganization and obtain payment of the "fair value" of their shares, provided that they comply with the requirements of Minnesota law. A copy of the relevant provisions is attached as
Exhibit 2.

Notwithstanding the provisions of Minnesota law, the SEC has taken the position that use of state appraisal procedures by a mutual fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. This rule states that no mutual fund may redeem its shares other than at net asset value next computed after receipt of a request for redemption. It is the SEC's position that Rule 22c-1 supersedes appraisal provisions in state statutes.

In the interest of ensuring equal valuation for all shareholders, dissenters' rights will be determined in accordance with the SEC's interpretation. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Strategist Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

OTHER BUSINESS. The Board does not know at this time of any other business to come before the meetings. If something does come up, the proxies will use their best judgment to vote for you on the matter.

ADJOURNMENT. In the event that not enough votes are received by the time scheduled for the meeting, the persons named as proxies may move for one or more adjournments of the meeting for a period of not more than 120 days in the aggregate to allow further solicitation of shareholders on the proposal. Any adjournment requires the affirmative vote of a majority of the shares present at the meeting. The persons named as proxies will vote in favor of adjournment those shares they are entitled to vote that have voted in favor of the proposals. They will vote against any adjournment those shares that have voted against any of the proposals. AEFC will pay the costs of any additional solicitation and of any adjourned meeting.

                 E. CAPITALIZATION AND OWNERSHIP OF FUND SHARES

CAPITALIZATION. The following table shows the capitalization of the Strategist Fund and the AXP Fund as of February 29, 2000 and on a pro forma basis, assuming the proposed Reorganization had taken place.

                                   TABLE E-1.
                                 CAPITALIZATION
--------------------------------------------------------------------------------

                                                    NET ASSET VALUE      SHARES
              FUND                  NET ASSETS         PER SHARE       OUTSTANDING
-----------------------------------------------------------------------------------
Strategist Balanced.............  $     1,121,480       $14.19               79,051
AXP Mutual - Class A............    2,845,139,084        11.80          241,151,956
AXP Mutual - Class A
Pro Forma.......................    2,846,260,564        11.80          241,246,997
-----------------------------------------------------------------------------------
Strategist Emerging Markets.....          838,627         5.57              150,488
AXP Emerging Markets -
Class A.........................      345,604,086         6.63           52,129,590
AXP Emerging Markets - Class A
Pro Forma.......................      346,442,713         6.63           52,256,080
-----------------------------------------------------------------------------------
Strategist Equity...............        1,268,457        33.36               38,021
AXP Stock - Class A.............    3,435,951,038        26.88          127,833,144
AXP Stock - Class A
Pro Forma.......................    3,437,219,495        26.88          127,880,334
-----------------------------------------------------------------------------------
Strategist Equity Income........          911,061         8.90              102,388
AXP Diversified Equity Income -
Class A.........................    1,753,394,316         8.06          217,495,354
AXP Diversified Equity Income -
Class A Pro Forma...............    1,754,305,377         8.06          217,608,389
-----------------------------------------------------------------------------------
Strategist Government Income....          839,068         4.55              184,345
AXP Federal Income - Class A....    1,333,443,659         4.67          285,435,290
AXP Federal Income - Class A
Pro Forma.......................    1,334,282,727         4.67          285,614,962
-----------------------------------------------------------------------------------
Strategist Growth...............       30,296,472        58.84              514,904
AXP Growth - Class A............    6,211,706,008        53.38          116,377,239
AXP Growth - Class A
Pro Forma.......................    6,242,002,480        53.38          116,944,801
-----------------------------------------------------------------------------------
Strategist Growth Trends........       29,539,340        37.92              779,012
AXP New Dimensions - Class A....   17,183,848,180        35.80          480,021,047
AXP New Dimensions - Class A
Pro Forma.......................   17,213,387,520        35.80          480,846,168
-----------------------------------------------------------------------------------
Strategist High Yield...........        1,695,722         3.73              454,423
AXP Extra Income - Class A......    2,501,563,029         3.75          667,793,439
AXP Extra Income - Class A
Pro Forma.......................    2,503,258,751         3.75          668,245,632
-----------------------------------------------------------------------------------

                                                    NET ASSET VALUE      SHARES
              FUND                  NET ASSETS         PER SHARE       OUTSTANDING
-----------------------------------------------------------------------------------
Strategist Quality Income.......  $       740,918       $ 8.68               85,385
AXP Selective - Class A.........    1,014,413,269         8.46          119,970,541
AXP Selective - Class A
Pro Forma.......................    1,015,154,187         8.46          120,058,120
-----------------------------------------------------------------------------------
Strategist Special Growth.......        1,913,631         5.99              319,504
AXP Research Opportunities -
Class A.........................      555,284,904         7.60           73,040,677
AXP Research Opportunities -
Class A Pro Forma...............      557,198,535         7.60           73,292,471
-----------------------------------------------------------------------------------
Strategist Tax-Free High
Yield...........................          785,483         4.24              185,369
AXP High Yield Tax-Exempt -
Class A.........................    4,794,230,093         4.27        1,123,660,941
AXP High Yield Tax-Exempt -
Class A Pro Forma...............    4,795,015,576         4.27        1,123,844,895
-----------------------------------------------------------------------------------
Strategist Total Return.........          868,449        12.73               68,215
AXP Managed Allocation -
Class A.........................    1,879,003,429        10.22          183,876,234
AXP Managed Allocation -
Class A Pro Forma...............    1,879,871,878        10.22          183,961,209
-----------------------------------------------------------------------------------
Strategist World Growth.........        1,093,025        11.46               95,390
AXP Global Growth - Class A.....    1,576,608,728        10.30          153,028,755
AXP Global Growth - Class A
Pro Forma.......................    1,577,701,753        10.30          153,134,874
-----------------------------------------------------------------------------------
Strategist World Income.........          597,880         5.56              107,505
AXP Global Bond - Class A.......      501,761,454         5.57           90,123,823
AXP Global Bond - Class A
Pro Forma.......................      502,359,334         5.57           90,231,162
-----------------------------------------------------------------------------------
Strategist World Technologies...        2,448,011        22.60              108,321
AXP Innovations - Class A.......       16,240,712        22.69              715,673
AXP Innovations - Class A
Pro Forma.......................       18,688,723        22.69              823,562
-----------------------------------------------------------------------------------

OWNERSHIP OF FUND SHARES. The following table provides information on shareholders who owned more than 5% of any Fund's outstanding shares as of February 29, 2000. As of that date, AEFC or its parent company, American Express Company, held more than 25% of the outstanding shares of each of the Strategist Funds. Under the 1940 Act, any person who owns more than 25% of the voting securities of a company is presumed to "control" the company. Under this definition, as shown below, AEFC and American Express are deemed to be controlling persons of the Strategist Funds. As of February 29, 2000, officers and directors of each of the Funds as a group owned less than 1% of the outstanding shares of each of the Funds.

                                   TABLE E-2.
                           OWNERSHIP OF FUND SHARES*
--------------------------------------------------------------------------------

                                                                  PERCENT OF AXP
                                                                  CLASS A SHARES
                                     NUMBER OF    PERCENT OF    HELD FOLLOWING THE
        FUND           5% OWNERS    SHARES HELD   SHARES HELD     REORGANIZATION
----------------------------------------------------------------------------------
Strategist
Balanced.............   AEFC (1)       52,033        65.8%            0.03%
AXP Mutual...........     None         --           --              --
----------------------------------------------------------------------------------
Strategist Emerging
Markets..............     AEFC        120,595        80.0%            0.19%
AXP Emerging
Markets..............     None         --           --              --
----------------------------------------------------------------------------------
Strategist Equity....     AEFC         28,661        75.4%            3.15%
AXP Stock............     None         --           --              --
----------------------------------------------------------------------------------
Strategist Equity
Income...............     AEFC         82,394        80.5%            0.04%
AXP Diversified
Equity Income........     None         --           --              --
----------------------------------------------------------------------------------
Strategist Government     AEFC        134,197        72.8%            0.05%
Income...............     (2)          17,348         9.4%              **
                          (3)          10,947         5.9%              **
AXP Federal Income...     None         --           --              --
----------------------------------------------------------------------------------
Strategist Growth....     (4)         402,401        78.2%            0.38%
AXP Growth...........     None         --           --              --
----------------------------------------------------------------------------------
Strategist Growth
Trends...............     (4)         621,855        79.8%            0.14%
AXP New Dimensions...     None         --           --              --
----------------------------------------------------------------------------------
Strategist High           AEFC        165,462        36.4%            0.03%
Yield................     (5)         123,529        27.4%            0.02%
                          (6)         104,720        23.0%            0.01%
AXP Extra Income.....     None         --           --              --
----------------------------------------------------------------------------------
Strategist Quality        AEFC         71,657        83.9%            0.06%
Income...............     (7)           5,328         6.2%              **
AXP Selective........     None         --           --              --
----------------------------------------------------------------------------------
Strategist Special
Growth...............     AEFC        163,702        51.2%            0.18%
AXP Research
Opportunities........     None         --           --              --
----------------------------------------------------------------------------------

                                                                  PERCENT OF AXP
                                                                  CLASS A SHARES
                                     NUMBER OF    PERCENT OF    HELD FOLLOWING THE
        FUND           5% OWNERS    SHARES HELD   SHARES HELD     REORGANIZATION
----------------------------------------------------------------------------------
Strategist Tax-Free       AEFC        141,173        76.2%            0.01%
High Yield...........     (8)          16,723         9.0%              **
AXP High Yield Tax-
Exempt...............     None         --           --              --
----------------------------------------------------------------------------------
Strategist Total          AEFC         58,061        85.1%            0.04%
Return...............     (9)           6,530         9.6%              **
AXP Managed
Allocation...........     None         --           --              --
----------------------------------------------------------------------------------
Strategist World          AEFC         80,173        84.0%
Growth...............     (10)          6,185         6.5%            0.06%
AXP Global Growth....     None         --           --              --
----------------------------------------------------------------------------------
Strategist World
Income...............     AEFC        101,305        94.2%            0.11%
AXP Global Bond......     None         --           --              --
----------------------------------------------------------------------------------
Strategist World
Technologies.........     AEFC        108,321         100%             100%
AXP Innovations......     AEFC        759,090         100%             100%
----------------------------------------------------------------------------------

   * For the AXP Fund, 5% ownership is shown for Class A shares.

  ** Less than 0.01%

 (1) AEFC, a Delaware corporation, is located at IDS Tower 10, Minneapolis, MN 55440-0010.

 (2) Norrine F. Baggett, 326 East Southfield Road, Shreveport, LA 71105.

 (3) Nadia Hamidian, 22 68th Street, Guttenberg, NJ 07093.

 (4) American Express Company, a Delaware corporation, the parent company of AEFC, is located at American Express Tower, World Financial Center, New York, NY 10285.

 (5) American Latvian Association in the US, Inc., 400 Hurley Ave., Rockville, MD 20850.

 (6) Latvijas Brivibas Fonds LTD, 400 Hurley Ave., Rockville, MD 20850.

 (7) Barbara B. Ismel, 328 West 86th No. 2C, New York, NY 10024.

 (8) John L. and Rosana L. Warren, 4971 Little Cub Creek Road, Evergreen, CO 80439.

 (9) Peter L. Rowe and Fredda Rosenblatt, 6887 Palm Grove Court, West Palm Beach, FL 33418.

 (10) William J. and Frances M. Russell, 1443 Creekside Court, Vienna, VA 22182.

                                   F. EXPERTS

The audited financial statements for the Strategist Fund and the AXP Fund included in or incorporated by reference in this proxy statement/ prospectus or the Statement of Additional Information, have been audited by KPMG LLP, independent auditors for the Funds, whose reports are included in the annual report. The financial statements have been incorporated in this document in reliance on KPMG's reports given on their authority as experts in auditing and accounting matters.

             G. ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in each Fund's prospectus you can find additional information about the business of the Fund.

                                   TABLE G-1.
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                   HEADING IN PROSPECTUS
         TYPE OF INFORMATION              STRATEGIST FUND             AXP FUND
-------------------------------------------------------------------------------------
Investment objective                   Goal                    Goal
-------------------------------------------------------------------------------------
Principal investment strategies        Investment Strategy     Investment Strategy
-------------------------------------------------------------------------------------
Principal risks                        Risks                   Risks
-------------------------------------------------------------------------------------
Fee table                              Fees and Expenses       Fees and Expenses
-------------------------------------------------------------------------------------
Management                             Management              Management
-------------------------------------------------------------------------------------
Fund share price                       Valuing Fund Shares     Valuing Fund Shares
-------------------------------------------------------------------------------------
Buying and selling fund shares         Purchasing Shares;      Purchasing Shares;
                                       Exchanging/Selling      Exchanging/Selling
                                       Shares                  Shares
-------------------------------------------------------------------------------------
Distributions and taxes                Distributions and       Distributions and
                                       Taxes                   Taxes
-------------------------------------------------------------------------------------
Financial highlights                   Financial Highlights    Financial Highlights
-------------------------------------------------------------------------------------

                                   TABLE G-2.
                            DATES OF FUND DOCUMENTS
--------------------------------------------------------------------------------

                                                                        SEMI-ANNUAL
                                                          ANNUAL          REPORT
                                                          REPORT      (IF APPLICABLE)
                                PROSPECTUS     SAI      (FOR PERIOD     (FOR PERIOD
             FUND                (DATED)     (DATED)      ENDED)          ENDED)
-------------------------------------------------------------------
Strategist Balanced...........   11/29/99    11/29/99    9/30/99            NA
AXP Mutual....................   11/29/99    11/29/99    9/30/99            NA
-------------------------------------------------------------------------------------
Strategist Equity.............   11/29/99    11/29/99    9/30/99            NA
AXP Stock.....................   11/29/99    11/29/99    9/30/99            NA
-------------------------------------------------------------------------------------
Strategist Equity Income......   11/29/99    11/29/99    9/30/99            NA
AXP Diversified Equity
Income........................   11/29/99    11/29/99    9/30/99            NA
-------------------------------------------------------------------------------------
Strategist Emerging Markets...   12/30/99    12/30/99    10/31/99           NA
AXP Emerging Markets..........   12/30/99    12/30/99    10/31/99           NA
-------------------------------------------------------------------------------------
Strategist Government Income..   7/30/99     7/30/99     5/31/99         11/30/99
AXP Federal Income............   7/30/99     7/30/99     5/31/99         11/30/99
-------------------------------------------------------------------------------------
Strategist Growth.............   9/29/99     9/29/99     7/31/99          1/31/00
AXP Growth....................   9/29/99     9/29/99     7/31/99          1/31/00
-------------------------------------------------------------------------------------
Strategist Growth Trends......   9/29/99     9/29/99     7/31/99          1/31/00
AXP New Dimensions............   9/29/99     9/29/99     7/31/99          1/31/00
-------------------------------------------------------------------------------------
Strategist High Yield.........   7/30/99     7/30/99     5/31/99         11/30/99
AXP Extra Income..............   7/30/99     7/30/99     5/31/99         11/30/99
-------------------------------------------------------------------------------------
Strategist Quality Income.....   7/30/99     7/30/99     5/31/99         11/30/99
AXP Selective.................   7/30/99     7/30/99     5/31/99         11/30/99
-------------------------------------------------------------------------------------
Strategist Special Growth.....   9/29/99     9/29/99     7/31/99          1/31/00
AXP Research Opportunities....   9/29/99     9/29/99     7/31/99          1/31/00
-------------------------------------------------------------------------------------
Strategist Tax-Free High
Yield.........................   1/28/00     1/28/00     11/30/99           NA
AXP High Yield Tax-Exempt.....   1/28/00     1/28/00     11/30/99           NA
-------------------------------------------------------------------------------------
Strategist Total Return.......   11/29/99    11/29/99    9/30/99            NA
AXP Managed Allocation........   11/29/99    11/29/99    9/30/99            NA
-------------------------------------------------------------------------------------
Strategist World Growth.......   12/30/99    12/30/99    10/31/99           NA
AXP Global Growth.............   12/30/99    12/30/99    10/31/99           NA
-------------------------------------------------------------------------------------
Strategist World Income.......   12/30/99    12/30/99    10/31/99           NA
AXP Global Bond...............   12/30/99    12/30/99    10/31/99           NA
-------------------------------------------------------------------------------------
Strategist World
Technologies..................   12/30/99    12/30/99    10/31/99           NA
AXP Innovations...............   3/15/00     3/15/00     10/31/99           NA
-------------------------------------------------------------------------------------

Each Fund is subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C., the Midwest Regional Office of the SEC at 500 West Madison Street, Suite 400, Chicago, Illinois 60611, and the Northeast Regional Office of the SEC at 7 World Trade Center, Suite 1300, New York, New York 10048. Copies of these materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. In addition, copies of these documents may be viewed on-line or downloaded from the SEC's website at http://www.sec.gov.

                                                                       EXHIBIT 1

                                    FORM OF
                      AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization dated as of March 10, 2000 (the "Agreement") is between Strategist Growth and Income Fund, Inc. (the "Strategist Corporation"), a Minnesota corporation, on behalf of Strategist Balanced Fund (the "Acquired Fund"), a series of capital stock of the Strategist Corporation, and AXP Investment Series, Inc. (the "AXP Corporation"), a Minnesota corporation, on behalf of AXP Mutual (the "Acquiring Fund"), a series of capital stock of the AXP Corporation. The Acquired Fund and the Acquiring Fund are feeder funds investing in a single master trust.

In consideration of the mutual promises, the parties agree as follows:

1. SHAREHOLDER APPROVAL

  The Acquired Fund will call a meeting of its shareholders for the purpose of approving the Agreement and the transactions it contemplates (the "Reorganization"). The Acquiring Fund agrees to furnish data and information, as reasonably requested, for the proxy statement to be furnished to shareholders of the Acquired Fund.

2. REORGANIZATION

  a. Plan of Reorganization. At the closing, the Strategist Corporation will convey all of the assets of the Acquired Fund to the Acquiring Fund. The Acquiring Fund will assume all liabilities of the Acquired Fund, reflected on an unaudited statement of assets and liabilities, as of the Closing. At the Closing, the AXP Corporation will deliver Class A shares of the Acquiring Fund, including fractional shares, to the Strategist Corporation. The number of shares will be determined by dividing the value of the net assets of the Acquired Fund, computed as described in paragraph 3(a), by the net asset value of one share of the Acquiring Fund, computed as described in paragraph 3(b). The Acquired Fund will not pay a sales charge on the receipt of Acquiring Fund shares in exchange for the assets of the Acquired Fund. In addition, the shareholders of the Acquired Fund will not pay a sales charge on distribution to them of Class A shares of the Acquiring Fund.

  b. Closing and Effective Time of the Reorganization. The Reorganization and all related acts necessary to complete the Reorganization (the

  "Closing") will occur on the first day on which the New York Stock Exchange (the "NYSE") is open for business following approval of shareholders of the Acquired Fund and receipt of all necessary regulatory approvals, or such later date as the parties may agree.

3. VALUATION OF NET ASSETS

  a. The value of the net assets of the Acquired Fund will be computed as of the close of regular trading on the NYSE on the day of Closing (the "Valuation Date") using the valuation procedures in the Acquiring Fund's prospectus.

  b. The net asset value per share of Class A shares of the Acquiring Fund will be determined as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures in the Acquiring Fund's prospectus.

  c. At the Closing, the Acquired Fund will provide the Acquiring Fund with a copy of the computation showing the valuation of the Acquired Fund's net assets on the Valuation Date. The Acquiring Fund will provide the Acquired Fund with a copy of the computation showing the determination of the net asset value per share of Class A shares of the Acquiring Fund on the Valuation Date. Both computations will be certified by an officer of American Express Financial Corporation.

4. LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND

  a. As soon as practicable after the Valuation Date, the Strategist Corporation will liquidate the Acquired Fund and distribute Class A shares of the Acquiring Fund to the Acquired Fund's shareholders of record. The Acquiring Fund will establish shareholder accounts in the names of each Acquired Fund shareholder, representing the respective pro rata number of full and fractional shares of the Acquiring Fund due to each shareholder. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Strategist Corporation. Shareholder accounts will be established by the Acquiring Fund or its transfer agent in accordance with instructions from the Strategist Corporation.

  b. Immediately after the Valuation Date, the share transfer books of the Strategist Corporation relating to the Acquired Fund will be closed and no further transfer of shares will be made.

  c. Promptly after the distribution, the Acquiring Fund or its transfer agent will notify each shareholder of the Acquired Fund of the number of Class A shares distributed to the shareholder and confirm the registration in the shareholder's name.

  d. As promptly as practicable after the liquidation of the Acquired Fund, and in no event later than twelve months from the date of the Closing, the Acquired Fund will be dissolved.

5. REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE AXP CORPORATION ON BEHALF OF THE ACQUIRING FUND

  The AXP Corporation represents and warrants to the Strategist Corporation as follows:

  a. Organization, Existence, etc. The AXP Corporation is a corporation duly organized, validly existing and in good standing under the laws of the State of Minnesota and has the power to carry on its business as it is now being conducted.

  b. Registration as Investment Company. The Acquiring Fund is a series of the AXP Corporation, registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company.

  c. Capitalization. The Acquiring Fund has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share. All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since the Acquiring Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

  d. Financial Statements. The audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Acquiring Fund Financial Statements"), fairly present the financial position of the Acquiring Fund, and the results of its operations and changes in its net assets for the periods shown.

  e. Shares to be Issued Upon Reorganization. The shares to be issued in connection with the Reorganization will be duly authorized and, at the time of the Closing, will be validly issued, fully paid and non-assessable.

  f. Authority Relative to the Agreement. The AXP Corporation has the power to enter into and carry out the obligations described in this

  Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors and no other proceedings by the AXP Corporation or the Acquiring Fund are necessary.

  g. No Violation. The AXP Corporation is not in violation of its Articles of Incorporation or By-Laws (the "Articles") or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which the Acquiring Fund is subject. Nor will the transactions result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Acquiring Fund.

  h. Liabilities. There are no liabilities of the Acquiring Fund other than:

  - liabilities disclosed in the Acquiring Fund Financial Statements

  - liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or

  - liabilities previously disclosed to the Strategist Corporation, none of which has been materially adverse to the business, assets or results of operation of the Acquiring Fund.

  i. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Acquiring Fund, threatened, that would materially and adversely affect the Acquiring Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and is not a party to or subject to the provisions of any order, decree or judgment.

  j. Contracts. Except for contracts and agreements previously disclosed to the Strategist Corporation, the Acquiring Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

  k. Taxes. The federal tax returns of the Acquiring Fund have been filed for all taxable years since commencement of its operations. The Acquiring Fund has qualified and will qualify as a regulated investment company under the Internal Revenue Code with respect to each taxable year since commencement of its operations.

  l. Registration Statement. The Acquiring Fund will file a registration statement on Form N-14 (the "Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 (the "1933 Act") relating to the shares to be issued in the Reorganization. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting and at the Closing, the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, none of the representations and warranties in this subsection apply to statements in, or omissions from, the Registration Statement made in reliance on information furnished by the Strategist Corporation for use in the Registration Statement.

6. REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE STRATEGIST CORPORATION ON BEHALF OF THE ACQUIRED FUND

  The Strategist Corporation represents and warrants to the AXP Corporation as follows:

  a. Organization, Existence, etc. The Strategist Corporation is a corporation duly organized, validly existing and in good standing under the laws of the State of Minnesota and has the power to carry on its business as it is now being conducted.

  b. Registration as Investment Company. The Acquired Fund is a series of the Strategist Corporation, registered under the 1940 Act as an open-end, management investment company.

  c. Capitalization. The Acquired Fund has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share. All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since the Acquired Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

  d. Financial Statements. The audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any, (the "Acquired Fund Financial Statements") fairly present the financial position of the Acquired Fund, and the results of its operations and changes in its net assets for the periods shown.

  e. Authority Relative to the Agreement. The Strategist Corporation has the power to enter into and to carry out its obligations under this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors and no other proceedings by the Strategist Corporation or the Acquired Fund are necessary.

  f. No Violation. The Strategist Corporation is not in violation of its Articles or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with or constitute a breach of, any material contract to which the Acquired Fund is subject. Nor will the transactions result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Acquired Fund.

  g. Liabilities. There are no liabilities of the Acquired Fund other than:

  - liabilities disclosed in the Acquired Fund Financial Statements

  - liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or

  - liabilities previously disclosed to the AXP Corporation, none of which has been materially adverse to the business, assets or results of operation of the Acquired Fund.

  h. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Acquired Fund, threatened, that would materially and adversely affect the Acquired Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and is not a party to or subject to the provisions of any order, decree or judgment.

  i. Contracts. Except for contracts and agreements previously disclosed to the AXP Corporation, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

  j. Taxes. The federal tax returns of the Acquired Fund have been filed for all taxable years since commencement of its operations. The Acquired Fund has qualified and will qualify as a regulated investment company under the Internal Revenue Code with respect to each taxable year since commencement of its operations.

  k. Fund Securities. All securities listed in the schedule of investments of the Acquired Fund as of the Closing will be owned by the Acquired

  Fund free and clear of any encumbrances, except as indicated in the schedule.

  l. Registration Statement. The Acquired Fund will cooperate with the Acquiring Fund and will furnish information relating to the Strategist Corporation and the Acquired Fund required in the Registration Statement. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting and at the Closing, the Registration Statement, as it relates to the Strategist Corporation or the Acquired Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, the representations and warranties in this subsection apply only to statements in or omissions from the Registration Statement made in reliance upon information furnished by the Strategist Corporation for use in the Registration Statement.

7. CONDITIONS TO OBLIGATIONS OF THE AXP CORPORATION

  The obligations of the AXP Corporation with respect to the Reorganization are subject to the satisfaction of the following conditions:

  a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the outstanding shares of common stock of the Acquired Fund.

  b. Representations, Warranties and Agreements. The Strategist Corporation and the Acquired Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Strategist Corporation will provide a certificate to the AXP Corporation confirming that, as of the Closing, the representations and warranties set forth in Section 6 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the Acquired Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Strategist Corporation, and delivered to the AXP Corporation on or prior to the last business day before the Closing.

  c. Regulatory Approvals.

  - The Registration Statement referred to in Section 5(l) will be effective and no stop orders under the 1933 Act will have been issued.

  - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

  d. Tax Opinion. The AXP Corporation will have received the opinion of Ropes & Gray dated as of the Closing, as to the federal income tax consequences of the Reorganization to the Acquiring Fund and its shareholders. For purposes of rendering their opinion, Ropes & Gray may rely, as to factual matters, upon the statements made in this Agreement, the proxy statement which will be distributed to the shareholders of the Acquired Fund, and other written representations as an officer of the Strategist Corporation and the AXP Corporation, respectively will have verified as of Closing. The opinion of Ropes & Gray will be to the effect that: (i) neither the Acquired Fund nor the Acquiring Fund will recognize any gain or loss upon the transfer of the assets of the Acquired Fund to, and assumption of its liabilities by, the Acquiring Fund in exchange for shares of the Acquiring Fund and upon the distribution of the shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund; (ii) the shareholders of the Acquired Fund who receive shares of the Acquiring Fund in the Reorganization will not recognize any gain or loss on the exchange of their shares of the Acquired Fund for the shares of the Acquiring Fund; (iii) the holding period and the basis of the shares received by the Acquired Fund shareholders will be the same as the holding period and the basis of the shares of the Acquired Fund surrendered in the exchange; (iv) the holding period and the basis of the assets acquired by the Acquiring Fund will be the same as the holding period and the basis of the assets to the Acquired Fund immediately prior to the Reorganization.

  e. Opinion of Counsel. The AXP Corporation will have received an opinion of counsel for the Acquired Fund, dated as of the Closing, to the effect that:
  (i) the Strategist Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota; (ii) the Acquired Fund is a series of the Strategist Corporation, an open-end investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization have been duly authorized and approved by all requisite action of the Strategist Corporation and the Acquired Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the Acquired Fund.

  f. Declaration of Dividend. The Strategist Corporation will have declared a dividend with respect to the Acquired Fund which, together with all previous dividends, will have the effect of distributing to the Acquired Fund's shareholders all of the Acquired Fund's investment company taxable income for the taxable years ending on or prior to the Closing (computed without regard to deduction for dividends paid) and all of its net capital gain realized in taxable years ending on or prior to the Closing (after reduction for capital loss carry forward).

8. CONDITIONS TO OBLIGATIONS OF THE STRATEGIST CORPORATION

  The obligations of the Strategist Corporation with respect to the Reorganization are subject to the satisfaction of the following conditions:

  a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the outstanding shares of common stock of the Acquired Fund.

  b. Representations, Warranties and Agreements. The Acquiring Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the AXP Corporation will provide a certificate to the Strategist Corporation confirming that, as of the Closing, the representations and warranties set forth in Section 5 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the Acquiring Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the AXP Corporation, and delivered to the Strategist Corporation on or prior to the last business day before the Closing.

  c. Regulatory Approvals.

  - The Registration Statement referred to in Section 5(l) will be effective and no stop orders under the 1933 Act will have been issued.

  - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

  d. Tax Opinion. The Strategist Corporation will have received the opinion of Ropes & Gray dated as of the Closing, as to the federal income tax consequences of the Reorganization to the Acquired Fund and its shareholders. For purposes of rendering their opinion, Ropes & Gray may rely, as to factual matters, upon the statements made in this Agreement, the proxy statement which will be distributed to the shareholders of the Acquired Fund, and other written representations as an officer of the Strategist Corporation and the AXP Corporation, respectively will have verified as of Closing. The opinion of Ropes & Gray will be to the effect that: (i) neither the Acquired Fund nor the Acquiring Fund will recognize any gain or loss upon the transfer of the assets of the Acquired Fund to, and assumption of its liabilities by, the Acquiring

  Fund in exchange for shares of the Acquiring Fund and upon the distribution of the shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund; (ii) the shareholders of the Acquired Fund who receive shares of the Acquiring Fund in the Reorganization will not recognize any gain or loss on the exchange of their shares of the Acquired Fund for the shares of the Acquiring Fund; (iii) the holding period and the basis of the shares received by the Acquired Fund shareholders will be the same as the holding period and the basis of the shares of the Acquired Fund surrendered in the exchange; (iv) the holding period and the basis of the assets acquired by the Acquiring Fund will be the same as the holding period and the basis of the assets to the Acquired Fund immediately prior to the Reorganization.

  e. Opinion of Counsel. The Strategist Corporation will have received the opinion of counsel for the Acquiring Fund, dated as of the Closing, to the effect that: (i) the AXP Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota; (ii) the Acquiring Fund is a series of the AXP Corporation, an open-end investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization have been authorized and approved by all requisite action of the AXP Corporation and the Acquiring Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the AXP Corporation; and
  (iv) the shares to be issued in the Reorganization are duly authorized and upon issuance in accordance with this Agreement will be validly issued, fully paid and non-assessable shares of the Acquiring Fund.

9. AMENDMENT; TERMINATION; NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

  a. This Agreement may be amended in writing if authorized by the respective Boards of Directors. The Agreement may be amended at any time before or after approval by the shareholders of the Acquired Fund, but after shareholder approval, no amendment shall be made that substantially changes the terms of paragraphs 2 or 3.

  b. At any time prior to the Closing, any of the parties may waive in writing
  (i) any inaccuracies in the representations and warranties made to it and (ii) compliance with any of the covenants or conditions made for its benefit.

  c. The Strategist Corporation may terminate this Agreement at any time prior to the Closing by notice to the AXP Corporation if a material condition to its performance or a material covenant of the AXP Corporation is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the AXP Corporation and is not cured.

  d. The AXP Corporation may terminate this Agreement at any time prior to the Closing by notice to the Strategist Corporation if a material condition to its performance or a material covenant of the Strategist Corporation is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the Strategist Corporation and is not cured.

  e. This Agreement may be terminated by any party at any time prior to the Closing, whether before or after approval by the shareholders of the Acquired Fund, without any liability on the part of either party or its respective directors, officers, or shareholders, on written notice to the other party, and shall be terminated without liability as of the close of business on December 31, 2000, or a later date agreed upon by the parties, if the Closing is not on or prior to that date.

  f. The representations, warranties and covenants contained in this Agreement, or in any document delivered in connection with this Agreement, will survive the Reorganization.

10. EXPENSES

  The expenses of the reorganization, whether or not the Reorganization is completed, will be borne by American Express Financial Corporation.

11. GENERAL

  a. Headings. The headings contained in this Agreement are for reference purposes only and will not affect the meaning or interpretation of this Agreement. Nothing in this Agreement is intended to confer upon any other person any rights or remedies by reason of this Agreement.

  b. Governing Law. This Agreement will be governed by the laws of the state of Minnesota.

12. INDEMNIFICATION

  Each party will indemnify and hold the other and its officers and directors (each an "Indemnitee") harmless from and against any liability or other cost and expense, in connection with the defense or disposition of any action, suit, or other proceeding, before any court or administrative or investigative body in which the Indemnitee may be involved as a party, with respect to actions taken under this Agreement. However, no Indemnitee will be indemnified against any liability or expense arising by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Indemnitee's position.

IN WITNESS WHEREOF, each of the parties has caused this Agreement to be signed.

Strategist Growth and Income Fund, Inc.
    on behalf of Strategist Balanced Fund

By   /s/ James A. Mitchell
     ------------------------
     James A. Mitchell
     President

AXP Investment Series, Inc.
    on behalf of AXP Mutual

By   /s/ Leslie L. Ogg
     ------------------------
     Leslie L. Ogg
     Vice President

The undersigned is a party to this Agreement for the purposes of Sections 3c and 10 only.

American Express Financial Corporation

By   /s/ Pamela J. Moret
     ------------------------
     Pamela J. Moret
     Senior Vice President

                                                                       EXHIBIT 2

                       MINNESOTA BUSINESS CORPORATION ACT
                         SECTIONS 302A.471 AND 302A.473

Minnesota law requires that we provide you with a copy of the state law on dissenters' rights. Notwithstanding the provisions of the law set out below, the SEC has taken the position that use of state appraisal procedures by a registered mutual fund such as the Strategist Fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Strategist Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

302A.471. RIGHTS OF DISSENTING SHAREHOLDERS

SUBDIVISION 1. ACTIONS CREATING RIGHTS. A shareholder of a corporation may dissent from, and obtain payment for the fair value of the shareholder's shares in the event of, any of the following corporate actions:

(a) An amendment of the articles that materially and adversely affects the rights or preferences of the shares of the dissenting shareholder in that it:

    (1) alters or abolishes a preferential right of the shares;

    (2) creates, alters, or abolishes a right in respect of the redemption of the shares, including a provision respecting a sinking fund for the redemption or repurchase of the shares;

    (3) alters or abolishes a preemptive right of the holder of the shares to acquire shares, securities other than shares, or rights to purchase shares or securities other than shares;

    (4) excludes or limits the right of a shareholder to vote on a matter, or to cumulate votes, except as the right may be excluded or limited through the authorization or issuance of securities of an existing or new class or series with similar or different voting rights; except that an amendment to the articles of an issuing public corporation that provides that section 302A.671 does not apply to a control share acquisition does not give rise to the right to obtain payment under this section;

(b) A sale, lease, transfer, or other disposition of all or substantially all of the property and assets of the corporation, but not including a transaction permitted without shareholder approval in section 302A.661, subdivision 1, or a disposition in dissolution described in section 302A.725, subdivision 2, or a disposition pursuant to an order of a court, or a disposition for cash on terms requiring that all or substantially all of the net proceeds of disposition be distributed to the shareholders in accordance with their respective interests within one year after the date of disposition;

(c) A plan of merger, whether under this chapter or under chapter 322B, to which the corporation is a party, except as provided in subdivision 3;

(d) A plan of exchange, whether under this chapter or under chapter 322B, to which the corporation is a party as the corporation whose shares will be acquired by the acquiring corporation, if the shares of the shareholder are entitled to be voted on the plan; or

(e) Any other corporate action taken pursuant to a shareholder vote with respect to which the articles, the bylaws, or a resolution approved by the board directs that dissenting shareholders may obtain payment for their shares.

SUBDIVISION 2. BENEFICIAL OWNERS.

(a) A shareholder shall not assert dissenters' rights as to less than all of the shares registered in the name of the shareholder, unless the shareholder dissents with respect to all the shares that are beneficially owned by another person but registered in the name of the shareholder and discloses the name and address of each beneficial owner on whose behalf the shareholder dissents. In that event, the rights of the dissenter shall be determined as if the shares as to which the shareholder has dissented and the other shares were registered in the names of different shareholders.

(b) The beneficial owner of shares who is not the shareholder may assert dissenters' rights with respect to shares held on behalf of the beneficial owner, and shall be treated as a dissenting shareholder under the terms of this section and section 302A.473, if the beneficial owner submits to the corporation at the time of or before the assertion of the rights a written consent of the shareholder.

SUBDIVISION 3. RIGHTS NOT TO APPLY.

(a) Unless the articles, the bylaws, or a resolution approved by the board otherwise provide, the right to obtain payment under this section does not apply to a shareholder of the surviving corporation in a merger, if the shares of the shareholder are not entitled to be voted on the merger.

(b) If a date is fixed according to section 302A.445, subdivision 1, for the determination of shareholders entitled to receive notice of and to vote on an action described in subdivision 1, only shareholders as of the date fixed, and beneficial owners as of the date fixed who hold through shareholders, as provided in subdivision 2, may exercise dissenters' rights.

SUBDIVISION 4. OTHER RIGHTS. The shareholders of a corporation who have a right under this section to obtain payment for their shares do not have a right at law or in equity to have a corporate action described in subdivision 1 set aside or rescinded, except when the corporate action is fraudulent with regard to the complaining shareholder or the corporation.

302A.473. PROCEDURES FOR ASSERTING DISSENTERS' RIGHTS
SUBDIVISION 1. DEFINITIONS.

(a) For purposes of this section, the terms defined in this subdivision have the meanings given them.

(b) "Corporation" means the issuer of the shares held by a dissenter before the corporate action referred to in section 302A.471, subdivision 1 or the successor by merger of that issuer.

(c) "Fair value of the shares" means the value of the shares of a corporation immediately before the effective date of the corporate action referred to in section 302A.471, subdivision 1.

(d) "Interest" means interest commencing five days after the effective date of the corporate action referred to in section 302A.471, subdivision 1, up to and including the date of payment, calculated at the rate provided in section 549.09 for interest on verdicts and judgments.

SUBDIVISION 2. NOTICE OF ACTION. If a corporation calls a shareholder meeting at which any action described in section 302A.471, subdivision 1 is to be voted upon, the notice of the meeting shall inform each shareholder of the right to dissent and shall include a copy of section 302A.471 and this section and a brief description of the procedure to be followed under these sections.

SUBDIVISION 3. NOTICE OF DISSENT. If the proposed action must be approved by the shareholders, a shareholder who is entitled to dissent under section 302A.471 and who wishes to exercise dissenters' rights must file with the corporation before the vote on the proposed action a written notice of intent to demand the fair value of the shares owned by the shareholder and must not vote the shares in favor of the proposed action.

SUBDIVISION 4. NOTICE OF PROCEDURE; DEPOSIT OF SHARES.

(a) After the proposed action has been approved by the board and, if necessary, the shareholders, the corporation shall send to all shareholders who have complied with subdivision 3 and to all shareholders entitled to dissent if no shareholder vote was required, a notice that contains:

    (1) The address to which a demand for payment and certificates of certificated shares must be sent in order to obtain payment and the date by which they must be received;

    (2) Any restrictions on transfer of uncertificated shares that will apply after the demand for payment is received;

    (3) A form to be used to certify the date on which the shareholder, or the beneficial owner on whose behalf the shareholder dissents, acquired the shares or an interest in them and to demand payment; and

    (4) A copy of section 302A.471 and this section and a brief description of the procedures to be followed under these sections.

(b) In order to receive the fair value of the shares, a dissenting shareholder must demand payment and deposit certificated shares or comply with any restrictions on transfer of uncertificated shares within 30 days after the notice required by paragraph (a) was given, but the dissenter retains all other rights of a shareholder until the proposed action takes effect.

SUBDIVISION 5. PAYMENT; RETURN OF SHARES.

(a) After the corporate action takes effect, or after the corporation receives a valid demand for payment, whichever is later, the corporation shall remit to each dissenting shareholder who has complied with subdivisions 3 and 4 the amount the corporation estimates to be the fair value of the shares, plus interest, accompanied by:

    (1) The corporation's closing balance sheet and statement of income for a fiscal year ending not more than 16 months before the effective date of the corporate action, together with the latest available interim financial statements;

    (2) An estimate by the corporation of the fair value of the shares and a brief description of the method used to reach the estimate; and

    (3) A copy of section 302A.471 and this section, and a brief description of the procedure to be followed in demanding supplemental payment.

(b) The corporation may withhold the remittance described in paragraph (a) from a person who was not a shareholder on the date the action dissented from was first announced to the public or who is dissenting on behalf of a person who was not a beneficial owner on that date. If the dissenter has complied with subdivisions 3 and 4, the corporation shall forward to the dissenter the materials described in paragraph (a), a statement of the reason for withholding the remittance, and an offer to pay to the dissenter the amount listed in the materials if the dissenter agrees to accept that amount in full satisfaction. The dissenter may decline the offer and demand payment under subdivision 6. Failure to do so entitled the dissenter only to the amount offered. If the dissenter makes demand, subdivision 7 and 8 apply.

(c) If the corporation fails to remit payment within 60 days of the deposit of certificates or the imposition of transfer restrictions on uncertificated shares, it shall return all deposited certificates and cancel all transfer restrictions. However, the corporation may again give notice under subdivision 4 and require deposit or restrict transfer at a later time.

SUBDIVISION 6. SUPPLEMENTAL PAYMENT; DEMAND. If a dissenter believes that the amount remitted under subdivision 5 is less than the fair value of the shares plus interest, the dissenter may give written notice to the corporation of the dissenter's own estimate of the fair value of the shares, plus interest, within 30 days after the corporation mails the remittance under subdivision 5, and demand payment of the difference. Otherwise, a dissenter is entitled only to the amount remitted by the corporation.

SUBDIVISION 7. PETITION; DETERMINATION. If the corporation receives a demand under subdivision 6, it shall, within 60 days after receiving the demand, either pay to the dissenter the amount demanded or agreed to by the dissenter after discussion with the corporation or file in a court a petition requesting that the court determine the fair value of the shares, plus interest. The petition shall be filed in the county in which the registered office of the corporation is located, except that a surviving foreign corporation that receives a demand relating to the shares of a constituent domestic corporation shall file the petition in the county in this state in which the last registered office of the constituent corporation was located. The petition shall name as parties all dissenters who have demanded payment under subdivision 6 and who have not reached agreement with the corporation. The corporation shall, after filing the petition, serve all parties with a summons and copy of the petition under the rules of civil procedure. Nonresidents of this state may be served by registered or certified mail or by publication as provided by law. Except as otherwise provided, the rules of civil procedures apply to this proceeding. The jurisdiction of the court is plenary and exclusive. The court may appoint appraisers, with powers and authorities the court deems proper, to receive evidence on and recommend the amount of the fair value of the shares. The court shall determine whether the shareholder or shareholders in question have fully complied with the requirements of this section, and shall determine the fair value of the shares, taking into account any and all factors the court finds relevant, computed by any method or combination of methods that the court, in its discretion, sees fit to use, whether or not used by the corporation or by a dissenter. The fair value of the shares as determined by the court is binding on all shareholders, wherever located. A dissenter is entitled to judgment in cash for the amount by which the fair value of the shares as determined by the court, plus interest, exceeds the amount, if any, remitted under subdivision 5, but shall not be liable to the corporation for the amount, if any, by which the amount, if any, remitted to the dissenter under subdivision 5 exceeds the fair value of the shares as determined by the court, plus interest.

SUBDIVISION 8. COSTS; FEES; EXPENSES.

(a) The court shall determine the costs and expenses of a proceeding under subdivision 7, including the reasonable expenses and compensation of any appraisers appointed by the court, and shall assess those costs and expenses against the corporation, except that the court may assess part or all of those costs and expenses against a dissenter whose action in demanding payment under subdivision 6 is found to be arbitrary, vexatious, or not in good faith.

(b) If the court finds that the corporation has failed to comply substantially with this section, the court may assess all fees and expenses of any experts or attorneys as the court deems equitable. These fees and expenses may also be assessed against a person who has acted arbitrarily, vexatiously, or not in good faith in bringing the proceeding, and may be awarded to a party injured by those actions.

(c) The court may award, in its discretion, fees and expenses to an attorney for the dissenters out of the amount awarded to the dissenters, if any.

AXPSM Managed Allocation Fund
PROSPECTUS
Nov. 29, 1999

American
Express(R)
Funds

AXP Managed Allocation Fund seeks to provide shareholders maximum total return through a combination of growth of capital and current income.

Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AMERICAN
EXPRESS (logo)

Table of Contents

TAKE A CLOSER LOOK AT:
The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  6p
Past Performance                       9p
Fees and Expenses                     11p
Management                            12p
Buying and Selling Shares             13p
Valuing Fund Shares                   13p
Investment Options                    14p
Purchasing Shares                     15p
Transactions Through Third Parties
Sales Charges                         18p
Exchanging/Selling Shares             22p
Distributions and Taxes               27p
Master/Feeder Structure               30p
Financial Highlights                  34p


                              FUND INFORMATION KEY

Goal and Investment Strategy

The Fund's particular investment goal and the strategies it intends to use in pursuing its goal.

Risks
The major risk factors associated with the Fund.

Fees and Expenses
The overall costs incurred
by an investor in the Fund, including sales charges and annual expenses.

Management
The individual or group designated by the investment manager to handle the Fund's day-to-day management.

Financial Highlights
Tables showing the Fund's financial performance.

The Fund

GOAL
AXP Managed Allocation Fund (the Fund) seeks to provide shareholders maximum total return through a combination of growth of capital and current income. Because any investment involves risk, achieving this goal cannot be guaranteed.

The Fund seeks to achieve its goal by investing all of its assets in a master portfolio rather than by directly investing in and managing its own portfolio of securities. The master portfolio has the same goal and investment policies as the fund.

INVESTMENT STRATEGY
The Fund's assets primarily are allocated among four asset classes: (1) U.S. equities, (2) U.S. and foreign debt securities, (3) foreign equity securities, and (4) cash. The Fund's investment manager, American Express Financial Corporation (AEFC), determines the portion of the Fund's assets to be invested in each asset class. AEFC expects to reset this mix, called the market mix, at least once every 12 to 18 months. The Fund may invest up to 50% of its total assets in foreign investments, which may include emerging markets, and up to 15% of its total assets in below investment-grade debt securities (lower-quality bonds).

The allocation among asset classes is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC chooses investments by:

o    Considering opportunities and risks by country and currency.

o    Identifying investments that contribute to portfolio diversification.

o Determining the appropriate allocation among asset classes based on the market mix AEFC expects to provide the most favorable total return. The day-to-day allocation of investments will vary from the market mix but will remain within the ranges selected by AEFC. As of the end of the most recent fiscal year, the market mix and ranges selected by AEFC are:

Asset Class                                  Market Mix          Range

 U.S. equity securities                      50%                 25-75%
 U.S. and foreign debt securities            40                  10-50
 Foreign equity securities                   10                   0-50
 Cash                                         0                   0-30

AEFC chooses equity investments by:

o    Identifying U.S. and foreign companies of all sizes.

o    Identifying smaller companies that exhibit:

-- attractive valuations, based on measures such as the ratio of stock price to company earnings, free cash flow or book value, and

-- improving earnings, based on an analysis of trends in earnings forecasts and prior period earnings that were better than expected, as well as an assessment of the company's competitive market position.

o Identifying larger companies with potential for above-average long-term growth based on:

--   effective management considering overall performance,

--   competitive market position, and

--   financial strength.

AEFC chooses debt obligations by:

o Considering opportunities and risks by reviewing interest rate and economic forecasts.

o Investing more heavily in certain sectors (for example, corporate bonds and government bonds) based on AEFC's expectations for interest rates.

o Identifying U.S. and foreign bonds that are investment-grade or below investment-grade (lower-quality).

o Identifying securities that are expected to outperform other securities. In this analysis, AEFCwill take risk factors into account (for example, whether money has been set aside to cover the cost of principal and interest payments).

o Identifying obligations that may benefit from currency fluctuations and interest rate differences among countries.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

--   the security is overvalued relative to other potential investments,

--   the interest rate or economic outlook changes,

-- the security has reached AEFC's price objective or moved above a reasonable valuation target,

--   AEFC identifies a more attractive opportunity,

-- the company has met or fails to meet AEFC's earnings and/or growth expectations,

-- the issuer's credit quality declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell), and

-- the issuer or the security continues to meet the other standards described above.

Although not a primary investment strategy, the Fund also may invest in other instruments such as preferred stocks and convertible securities. Additionally, the Fund may utilize derivative instruments (such as: futures, options and forward contracts) to produce incremental earnings, to hedge existing positions and to increase flexibility.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objectives. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Market Risk
Interest Rate Risk
Foreign/Emerging Markets Risk
Call/Prepayment Risk
Credit Risk
Event Risk
Liquidity Risk
Small Company Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Call/Prepayment Risk
The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Event Risk
Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Small Company Risk
Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

Class A Performance (based on calendar years)


+34.72% +0.07% +45.94% +9.26% +14.95% -4.26% +19.26% +12.15% +14.54% +8.41%

1989    1990   1991    1992   1993    1994   1995    1996    1997    1998

During the period shown in the bar chart, the highest return for a calendar quarter was +16.49% (quarter ending March 1991) and the lowest return for a calendar quarter was -14.21% (quarter ending September 1990).

The 5% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class Y may vary from that shown above because of differences in sales charges and fees.

The Fund's year to date return as of Sept. 30, 1999 was +2.62%.

Average Annual Total Returns (as of Dec. 31, 1998)

                                     1 year      5 years          10 years   Since inception
 Managed Allocation:
   Class A                             +2.99%      +8.52%         +14.04%      --%
   Class B                             +3.79%       --%             --%      +12.15%a
   Class Y                             +8.48%       --%             --%      +13.72%a
 S&P 500 Index                        +28.57%      +24.01%        +19.19%    +27.45%b
 Lipper Flexible Portfolio Fund Index +16.52%      +13.58%        +12.96%     +6.25%b

a    Inception date was March 20, 1995.

b    Measurement period started April 1, 1995.

This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of Classes A, B and Y vary because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses.

For purposes of this calculation we assumed:

o    a sales charge of 5% for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o    no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Standard & Poor's 500 Index (S&P 500 Index), an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Lipper Flexible Portfolio Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
                                                            Class A           Class B           Class Y
Maximum sales charge (load) imposed on purchasesa
(as a percentage of offering price)                            5%             none              none
Maximum deferred sales charge (load) imposed on
sales (as a percentage of offering price at time of purchase)  None           5%                none

Annual Fund operating expensesb (expenses that are deducted
from Fund assets) As a percentage of average daily net
assets:                                                     Class A           Class B           Class Y
 Management feesc                                           0.43%             0.43%             0.43%

 Distribution (12b-1) fees                                  0.25%             1.00%             0.00%

 Other expensesd                                            0.21%             0.22%             0.29%

 Total                                                      0.89%             1.65%             0.72%

a This charge may be reduced depending on your total investments in American Express mutual funds. See "Sales Charges."

b Both in this table and the following example fund operating expenses include expenses charged by both the Fund and its Master Portfolio as described under "Management." Expenses for Class A, Class B and Class Y are based on actual expenses for the last fiscal year, restated to reflect current fees.

c Includes the impact of a performance adjustment fee that decreased the management fee by 0.06% for the most recent fiscal year.

d Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:

               1 year           3 years           5 years          10 years

 Class Aa       $586              $770           $   969           $1,545

 Class Bb       $667              $921            $1,098           $1,756d

 Class Bc       $167              $521            $  898           $1,756d

 Class Y       $  74              $230            $  401          $   898

a    Includes a 5% sales charge.

b Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.

c    Assumes you did not sell your Class B shares at the end of the period.

d Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

MANAGEMENT
The Fund's assets are invested in Total Return Portfolio (the Portfolio), which is managed by AEFC. Day-to-day portfolio management for the various asset classes held by the Portfolio is the responsibility of the following team of portfolio managers led by Steve Merrell:

Steve Merrell has served as portfolio manager of the Portfolio since September 1997 and as fixed income securities specialist since December 1995. He joined AEFC in 1991 and has managed AXP Variable Portfolio -- Bond Fund since that time. Steve serves as vice president and senior portfolio manager.

Jim Johnson began managing the U.S. equity portion of the Portfolio in July 1998. He also provides quantitative analysis for the Portfolio's tactical asset allocation decisions. He joined AEFC in 1994 as an equity quantitative analyst for American Express Asset Management Group Inc. He has managed the focused research product for American Express Asset Management Group since 1996. He is portfolio manager of AXP Small Company Index Fund, AXP S&P 500 Index Fund, AXP MidCap Index Fund, AXP Total Stock Market Index Fund, and AXP Nasdaq 100 Index Fund. He also is co-portfolio manager of AXP Blue Chip Advantage Fund and AXP Research Opportunities Fund.

Ian King and John O'Brien, the "London Team," provide portfolio management for the international equities portion of the Portfolio. Ian joined AEFC in 1995 and also serves as portfolio manager for Emerging Markets Portfolio. Prior to joining AEFC he was director of Lehman Brothers Global Asset Management Ltd. from 1992 to 1995. John joined AEFC in 1988 and serves as vice president and portfolio manager for American Express Asset Management International Inc. He is manager of World Growth Portfolio and IDS Life Series Fund, International Equity Portfolio.

Jake Hurwitz and Kent Kelley, principals of Kenwood Capital Management LLC, began managing the U.S. small cap equity portion of the Portfolio in January 1999. Jake is portfolio manager of AXP Small Cap Advantage Fund. He manages the
U. S. small cap growth equity portion of AXP Strategy Aggressive Fund. He also manages the small cap U.S. equity portion of AXP Variable Portfolio -- Strategy Aggressive Fund. Previously, Jake served as senior vice president at Travelers Investment Management Company, an affiliate of Smith Barney Asset Management. Kent is portfolio manager of AXP Small Cap Advantage Fund. He manages the U.S. small cap growth equity portion of AXP Strategy Aggressive Fund. He also manages the small cap U.S. equity portion of AXP Variable Portfolio -- Strategy Aggressive Fund. Previously, Kent was chief executive officer of Travelers Investment Management Company.

Buying and Selling Shares

VALUING FUND SHARES
The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Time (CT), each business day (any day the New York Stock Exchange is open).

Fund shares may be purchased through various third-party organizations, including 401(k) plans, banks, brokers and investment advisers. Where authorized by the Fund, orders will be priced at the NAV next computed after receipt by the organization or their selected agent.

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee.

2. Class B shares are sold to the public with a CDSC and an annual distribution (12b-1) fee.

3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

Investment options summary:
Class A    Maximum sales charge of 5%
           Initial sales charge waived or reduced for certain purchases Annual distribution fee of 0.25% of average daily net assets* Lower annual expenses than Class B shares

Class B    No initial sales charge
           CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six)
           CDSC waived in certain circumstances
           Shares convert to Class A in ninth year of ownership
           Annual distribution fee of 1.00% of average daily net assets* Higher annual expenses than Class A shares

Class Y    No initial sales charge
           No annual distribution fee
           Service fee of 0.10% of average daily net assets
           Available only to certain qualifying institutional investors

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related fees for the sale of Class A and Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A or Class B shares?

If your investments in American Express mutual funds total $250,000 or more, Class A shares may be the better option. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee and a CDSC for six years. To help you determine what is best for you, consult your financial advisor.

Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

PURCHASING SHARES

To purchase shares through a brokerage account or from entities other than American Express Financial Advisors Inc., please consult your selling agent. The following section explains how you can purchase shares from American Express Financial Advisors (the Distributor).

If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.


How to determine the correct TIN
For this type of account:               Use the Social Security or Employer Identification number of:

Individual or joint account             The individual or one of the owners listed on the joint account

Custodian account of a minor            The minor
(Uniform Gifts/Transfers to Minors Act)

A revocable living trust                The grantor-trustee (the person who puts the money into the trust)

An irrevocable trust, pension trust or
estate                                  The legal entity (not the personal
                                        representative  or trustee,  unless no legal entity is designated in the account title)

Sole proprietorship                     The owner

Partnership                             The partnership

Corporate                               The corporation

Association, club or tax-exempt
organization                            The organization


For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (http://www.irs.ustreas.gov/prod/forms_pubs/).

Three ways to invest

1 By mail:
Once your account has been established, send your check with the account number on it to:

American Express Funds
P.O. Box 74
Minneapolis, MN 55440-0074

Minimum amounts
Initial investment:        $2,000
Additional investments:    $100
Account balances:          $300
Qualified accounts:        none

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

2 By scheduled investment plan:

Contact your financial advisor for assistance in setting up one of the following scheduled plans:

o    automatic payroll deduction,

o    bank authorization,

o    direct deposit of Social Security check, or

o    other plan approved by the Fund.

Minimum amounts
Initial investment:        $100
Additional investments:    $50/mo. for qualified accounts; $100/mo. for
nonqualified accounts
Account balances:          none (on active plans with monthly payments)

If your account balance is below $2,000, you must make payments at least monthly.

3 By wire or electronic funds transfer:
If you have an established account, you may wire money to:

Norwest Bank Minnesota
Routing Transit No. 091000019
Give these instructions:

Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please remember that you need to provide all 10 digits.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment: $1,000

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive
compensation   from  the   Distributor  or  its   affiliates   for   shareholder
recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

SALES CHARGES
Class A -- initial sales charge alternative
When you purchase Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

Total investment                      Sales charge as percentage of:a
                         Public offering priceb          Net amount invested

 Up to $50,000                    5.0%                          5.26%
 Next $50,000                     4.5                           4.71
 Next $400,000                    3.8                           3.95
 Next $500,000                    2.0                           2.04
$1,000,000 or more                0.0                           0.00

a To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, you must total the amounts of all increments that apply.

b    Offering price includes a 5% sales charge.

The sales charge on Class A shares may be lower than 5%, depending on the total amount:

o    you now are investing in this Fund,

o    you have previously invested in this Fund, or

o you and your primary household group are investing or have invested in other American Express mutual funds that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges.

Other Class A sales charge policies:

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. For more details, please see the SAI.

Waivers of the sales charge for Class A shares Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners and unmarried children under 21.

o current or retired American Express financial advisors, their spouses or domestic partners and unmarried children under 21.

o investors who have a business relationship with a newly associated financial advisor who joined the Distributor from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with the Distributor, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. (Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)

o shareholders who have at least $1 million invested in American Express mutual funds. If the investment is sold in the first year after purchase, a CDSC of 1% will be charged. The CDSC will be waived only in the circumstances described for waivers for Class B shares.

o purchases made within 90 days after a sale of shares (up to the amount sold):

     -- of American Express mutual funds in a qualified plan subject to a deferred sales charge, or

     -- in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o    purchases made:

-- with dividend or capital gain distributions from this Fund or from the same class of another American Express fund that has a sales charge,

-- through or under a wrap fee product or other investment product sponsored by the Distributor, or another broker-dealer, investment adviser, bank or investment professional,

--   within the University of Texas System ORP,

-- within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

--   within the University of Massachusetts After-Tax Savings Program,

--   with the proceeds from IDS Life Real Estate Variable Annuity surrenders, or

-- through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

Class B -- contingent  deferred sales charge (CDSC)  alternative
A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

           If the sale is made during the:      The CDSC percentage rate is:

                      First year                             5%
                      Second year                            4%
                      Third year                             4%
                      Fourth year                            3%
                      Fifth year                             2%
                      Sixth year                             1%
                      Seventh year                           0%

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

Example:

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:

o    in the event of the shareholder's death,

o    held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

--   at least 59 1/2 years old AND

-- taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

--   selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES

Exchanges
You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

You may make up to three exchanges (1 1/2 round trips) within any 30-day period. These limits do not apply to scheduled exchange programs and certain employee benefit plans. Exceptions may be allowed with pre-approval of the Fund.

Other exchange policies:

o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Selling Shares

You can sell your shares at any time. The payment will be mailed within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

To sell or exchange shares held through a brokerage account or with entities other than American Express Financial Advisors, please consult your selling agent. The following section explains how you can exchange or sell shares held with American Express Financial Advisors.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

Two ways to request an exchange or sale of shares

 1 By letter: Include in your letter:

o    the name of the fund(s),

o    the class of shares to be exchanged or sold,

o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),

o    your TIN,

o    the dollar amount or number of shares you want to exchange or sell,

o    signature(s) of all registered account owners,

o    for sales, indicate how you want your money delivered to you, and

o    any paper certificates of shares you hold.

Regular mail:
American Express Client Service Corporation
Attn: Transactions
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:
American Express Client Service Corporation
Attn: Transactions
733 Marquette Ave.
Minneapolis, MN 55402

2 By telephone:

American Express Client Service Corporation
Telephone Transaction Service
800-437-3133

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o    Telephone privileges may be modified or discontinued at any time.

Minimum sale amount: $100   Maximum sale amount: $50,000

Three ways to receive payment when you sell shares

1 By regular or express mail:

o    Mailed to the address on record.

o    Payable to names listed on the account.

NOTE: The express mail delivery charges you pay will vary depending on the courier you select.

2 By wire or electronic funds transfer:

o    Minimum wire: $1,000.

o    Request that money be wired to your bank.

o Bank account must be in the same ownership as the American Express mutual fund account.

NOTE: Pre-authorization required. For instructions, contact your financial advisor or AECSC.

3 By scheduled payout plan:

o    Minimum payment: $50.

o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Distributions and Taxes
As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS
Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES
Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

If you buy Class A shares of this or another American Express mutual fund and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of this Fund.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Master/Feeder Structure

This Fund uses a master/feeder structure. This means that the Fund (a feeder fund) invests all of its assets in the Portfolio (the master fund). Other feeder funds also invest in the Portfolio. The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. The Fund may withdraw its assets from the Portfolio at any time if the Fund's board determines that it is best. In that event, the board would consider what action should be taken, including whether to hire an investment advisor to manage the Fund's assets directly or to invest all of the Fund's assets in another pooled investment entity. Here is an illustration of the structure:


                        Investors buy shares in the Fund


                      The Fund buys units in the Portfolio


          The Portfolio invests in securities, such as stocks or bonds

Other feeders may include mutual funds and institutional accounts. These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund.

YEAR 2000
The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000. While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps.

The companies, governments or international markets in which the Fund invests also may be adversely affected by Year 2000 issues. To the extent a portfolio holding is adversely affected by a Year 2000 processing issue, the Fund's return could be adversely affected.

INVESTMENT MANAGER

The investment manager of the Portfolio is AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010. The Portfolio pays AEFC a fee for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.43% of its average daily net assets. Under the agreement the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses. AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY, 10285.

Financial Highlights

Fiscal period ended Sept. 30,

Per share income and capital changesa

                                                                                   Class A
                                                                1999      1998      1997       1996b      1995

Net asset value, beginning of period                            $10.34    $12.68    $12.20     $12.19     $11.29

Income from investment operations:

Net investment income (loss)                                       .32       .37       .32        .24        .21

Net gains (losses) (both realized and unrealized)                 1.16      (.79)     1.97        .58       1.65

Total from investment operations                                  1.48      (.42)     2.29        .82       1.86

Less distributions:

Dividends from net investment income                             (.30)      (.37)     (.32)      (.23)     (.16)

Distributions from realized gains                               (1.03)     (1.55)    (1.49)      (.58)     (.80)

Total distributions                                             (1.33)     (1.92)    (1.81)      (.81)     (.96)

Net asset value, end of period                                  $10.49    $10.34    $12.68     $12.20    $12.19

Ratios/supplemental data

Net assets, end of period (in millions)                         $1,979    $2,233    $2,639     $2,523    $2,602

Ratio of expenses to average daily net assetsc                     .82%      .80%      .84%       .80%d     .83%

Ratio of net investment income (loss)
to average daily net assets                                       2.85%     3.13%     2.55%      2.29%d    1.85%

Portfolio turnover rate
(excluding short-term securities)                                   81%      122%       99%       142%       90%

Total returne                                                    14.78%    (3.73%)   20.79%      7.13%     17.97%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b The Fund's fiscal year-end was changed from Nov. 30 to Sept. 30, effective 1996.
c Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.

Fiscal period ended Sept. 30,

Per share income and capital changesa

                                                           Class B                            Class Y

                                              1999    1998    1997    1996b   1995c    1999   1998    1997    1996b  1995c

Net asset value,
beginning of period                           $10.29  $12.63  $12.15  $12.16  $10.41   $10.34 $12.68  $12.20  $12.19 $10.41

Income from investment operations:
Net investment  income (loss)                   .23      .29     .23     .15     .11      .33    .38     .33     .26    .16

Net gains (losses) (both
realized and unrealized)                       1.16     (.79)   1.97     .57    1.74     1.17   (.79)   1.97     .58   1.76

Total from investment
operations                                     1.39     (.50)   2.20     .72    1.85     1.50   (.41)   2.30    .84    1.92

Less distributions:

Dividends from net
investment income                              (.22)    (.29)   (.23)   (.15)   (.10)    (.31)  (.38)   (.33)  (.25)   (.14)

Distributions from
realized gains                                (1.03)   (1.55)  (1.49)   (.58)     --    (1.03) (1.55)  (1.49)  (.58)     --

Total distributions                           (1.25)   (1.84)  (1.72)   (.73)   (.10)   (1.34) (1.93)  (1.82)  (.83)   (.14)

Net asset value,
end of period                                $10.43   $10.29  $12.63  $12.15  $12.16   $10.50 $10.34  $12.68  $12.20  $12.19


Ratios/supplemental data
Net assets, end of period
(in millions)                                 $237      $251    $241    $163     $75     $56    $95     $118   $113    $115

Ratio of expenses to average
daily net assetsd                             1.59%     1.56%   1.60%  1.57%e   1.58%e   .72%   .72%     .71%   .63%e  .65%e

Ratio of net investment
income (loss) to
average daily net assets                      2.08%     2.40%   1.82%  1.61%e    .94%e   2.95%  3.20%   2.69%  2.45%e  1.95%e

Portfolio turnover rate
(excluding short-term
securities)                                     81%     122%      99%   142%      90%     81%   122%     99%   142%    90%

Total returnf                                13.90%   (4.46%)  19.87%  6.45%   17.70%  14.92% (3.65%) 20.94%  7.28% 18.40%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b The Fund's fiscal year-end was changed from Nov. 30 to Sept. 30, effective
  1996.
c Inception date was March 20, 1995.
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

American
Express(R)
Funds

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report contact your selling agent or American Express Client Service Corporation.

American Express Client Service Corporation
P.O. Box 534, Minneapolis, MN 55440-0534
800-862-7919 TTY: 800-846-4852
Web site address:
http://www.americanexpress.com/advisors

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Investment Company Act File #811-4133

TICKER SYMBOL
Class A: IMRFX    Class B: IMRBX    Class Y: IDRYX

AMERICAN
EXPRESS (logo)

S-6141-99 P (11/99)

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP MANAGED SERIES, INC.

We have audited the accompanying statement of assets and liabilities of AXP Managed Allocation Fund (a series of AXP Managed Series, Inc.) as of September 30, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended September 30, 1999 and the financial highlights for the three-year period ended September 30, 1999, the ten-month period ended September 30, 1996 and for the year ended November 30, 1995. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Managed Allocation Fund as of September 30, 1999, and the results of its operations, changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



/s/  KPMG LLP
     KPMG LLP
     Minneapolis, Minnesota
     November 5, 1999

Financial Statements

Statement of assets and liabilities
AXP Managed Allocation Fund

Sept. 30, 1999

Assets
Investments in Total Return Portfolio (Note 1)                                       $2,271,992,257
                                                                                     --------------
Liabilities
Accrued distribution fee                                                                     20,015
Accrued service fee                                                                             198
Accrued transfer agency fee                                                                   8,698
Accrued administrative services fee                                                           2,045
Other accrued expenses                                                                       60,366
                                                                                             ------
Total liabilities                                                                            91,322
                                                                                             ------
Net assets applicable to outstanding capital stock                                   $2,271,900,935
                                                                                     ==============

Represented by
Capital stock-- $.01 par value (Note 1)                                              $    2,166,455
Additional paid-in capital                                                            2,073,276,661
Undistributed net investment income                                                       1,992,073
Accumulated net realized gain (loss)                                                    147,207,198
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                        47,258,548
                                                                                         ----------
Total -- representing net assets applicable to outstanding capital stock             $2,271,900,935
                                                                                     ==============
Net assets applicable to outstanding shares:             Class A                     $1,979,293,010
                                                         Class B                     $  236,617,284
                                                         Class Y                     $   55,990,641
Net asset value per share of outstanding capital stock:  Class A shares  88,621,593  $        10.49
                                                         Class B shares  22,689,101  $        10.43
                                                         Class Y shares   5,334,798  $        10.50
                                                                          ---------  --------------

See accompanying notes to financial statements.



Statement of operations
AXP Managed Allocation Fund

Year ended Sept. 30, 1999

Investment income
Income:
Dividends                                                                  $ 17,433,293
Interest                                                                     77,468,283
   Less foreign taxes withheld                                                 (108,573)
                                                                               --------
Total income                                                                 94,793,003
                                                                             ----------
Expenses (Note 2):
Expenses allocated from Total Return Portfolio                               11,683,826
Distribution fee
   Class A                                                                    1,322,916
   Class B                                                                    2,103,293
Transfer agency fee                                                           3,015,512
Incremental transfer agency fee
   Class A                                                                      242,399
   Class B                                                                       68,647
Service fee
   Class A                                                                    2,929,897
   Class B                                                                      341,475
   Class Y                                                                       94,988
Administrative services fees and expenses                                       833,543
Compensation of board members                                                    11,817
Printing and postage                                                            414,464
Registration fees                                                                64,346
Audit fees                                                                       10,000
Other                                                                            15,034
                                                                                 ------
Total expenses                                                               23,152,157
   Earnings credits on cash balances (Note 2)                                  (109,503)
                                                                               --------
Total net expenses                                                           23,042,654
                                                                             ----------
Investment income (loss) -- net                                              71,750,349
                                                                             ----------
 Realized and unrealized gain (loss) -- net
Net realized gain (loss):
   Security transactions                                                    151,704,552
   Financial futures contracts                                               13,102,404
   Foreign currency transactions                                             (2,321,650)
   Options contracts written                                                (13,936,490)
                                                                            -----------
Net realized gain (loss) on investments                                     148,548,816
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilites in foreign currencies        152,325,753
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       300,874,569
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $372,624,918
                                                                           ============

See accompanying notes to financial statements.


Statements of changes in net assets
AXP Managed Allocation Fund

Year ended Sept. 30,                                                        1999          1998

Operations and distributions
Investment income (loss) -- net                                      $   71,750,349 $   90,130,092
Net realized gain (loss) on security transactions                       148,548,816    266,056,396
Net change in unrealized appreciation (depreciation) on investments     152,325,753   (447,425,901)
                                                                        -----------   ------------
Net  increase  (decrease)  in net assets  resulting  from  operations   372,624,918    (91,239,413)
                                                                        -----------    -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                           (59,764,982)   (79,898,680)
      Class B                                                            (5,070,750)    (6,541,547)
      Class Y                                                            (2,600,055)    (3,760,874)
   Net realized gain
      Class A                                                          (213,025,397)  (314,653,758)
      Class B                                                           (24,584,424)   (30,968,697)
      Class Y                                                            (9,468,549)   (14,757,922)
   Excess distribution of net investment income
      Class A                                                                    --       (124,284)
      Class B                                                                    --        (14,043)
      Class Y                                                                    --         (5,293)
                                                                            -------         ------
Total distributions                                                    (314,514,157)  (450,725,098)
                                                                       ------------   ------------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                               81,611,960    140,890,845
   Class B shares                                                        34,306,652     64,808,657
   Class Y shares                                                        18,212,314     26,541,231
Reinvestment of distributions at net asset value
   Class A shares                                                       268,805,672    390,187,799
   Class B shares                                                        29,452,905     37,296,108
   Class Y shares                                                        12,068,604     18,087,773
Payments for redemptions
   Class A shares                                                      (654,795,821)  (466,079,730)
   Class B shares (Note 2)                                              (83,238,755)   (42,813,659)
   Class Y shares                                                       (71,652,350)   (46,229,433)
                                                                        -----------    -----------
Increase (decrease) in net assets from capital share transactions      (365,228,819)   122,689,591
                                                                       ------------    -----------
Total increase (decrease) in net assets                                (307,118,058)  (419,274,920)
Net assets at beginning of year                                       2,579,018,993  2,998,293,913
                                                                      -------------  -------------
Net assets at end of year                                            $2,271,900,935 $2,579,018,993
                                                                     ============== ==============
Undistributed net investment income                                  $    1,992,073 $    2,337,028
                                                                     -------------- --------------

See accompanying notes to financial statements.

Notes to Financial Statements

AXP Managed Allocation Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Managed Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Total Return Portfolio
The Fund invests all of its assets in Total Return Portfolio (the Portfolio), a series of Growth and Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. Total Return Portfolio seeks to provide shareholders maximum total return through a combination of growth of capital and current income.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Sept. 30, 1999 was 99.96%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax
differences,   undistributed   net  investment  income  has  been  decreased  by
$4,659,517 and accumulated net realized gain has been increased by $4,659,517.

Dividends to shareholders
Dividends from net investment income, declared and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

AEFC has a Sub-investment Advisory Agreement with Kenwood Capital Management LLC, an indirect subsidiary of AEFC.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19
o Class B $20
o Class Y $17

Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15 for Class A and $16 for Class B. Under terms of a prior agreement that ended March 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution (the Plan), the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares. The Plan went into effect July 1, 1999. Under terms of a prior Plan and Agreement of Distribution (the Prior Plan) that ended June 30, 1999, the Fund paid a distribution fee for Class B shares at an annual rate up to 0.75% of average daily net assets. The Prior Plan was not effective with respect to Class A shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Under terms of a prior agreement that ended June 30, 1999, the Fund paid a shareholder service fee for Class A and Class B share at a rate of 0.175% of average daily net assets. Effective July 1, 1999, the agreement for Class A and Class B shares was converted to the Plan and Agreement of Distribution discussed above.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $1,985,661 for Class A and $279,114 for Class B for the year ended Sept, 30, 1999.

During the year ended Sept. 30, 1999, the Fund's transfer agency fees were reduced by $109,503 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                 Year ended Sept. 30, 1999

                                         Class A         Class B       Class Y
Sold                                    7,621,749       3,221,089     1,700,619
Issued for reinvested distributions    26,079,903       2,878,182     1,171,183
Redeemed                              (60,922,790)     (7,797,934)   (6,730,053)
                                      -----------      ----------    ----------
Net increase (decrease)               (27,221,138)     (1,698,663)   (3,858,251)

                                                 Year ended Sept. 30, 1998

                                         Class A         Class B       Class Y
Sold                                   12,019,432       5,553,683     2,273,079
Issued for reinvested distributions    35,728,238       3,440,868     1,698,051
Redeemed                              (39,972,980)     (3,711,733)   (4,098,272)
                                      -----------      ----------    ----------
Net increase (decrease)                 7,774,690       5,282,818      (127,142)

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended Sept. 30,1999.

5. FINANCIAL HIGHLIGHTS
"Financial highlights" showing per share data and selected financial information is presented on pages 34 and 35 of the prospectus.

Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS
GROWTH AND INCOME TRUST

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Total Return Portfolio (a series of Growth and Income Trust) as of September 30, 1999, the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended September 30, 1999. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Total Return Portfolio as of September 30, 1999, and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


/s/  KPMG LLP
     KPMG LLP
     Minneapolis, Minnesota
     November 5, 1999

Financial Statements

Statement of assets and liabilities
Total Return Portfolio

Sept. 30, 1999

Assets
Investments in securities, at value (Note 1)
   (identified cost $2,220,588,850)                          $2,270,471,242
Dividends and accrued interest receivable                        14,704,607
Receivable for investment securities sold                        17,185,093
                                                                 ----------
Total assets                                                  2,302,360,942
                                                              -------------

Liabilities
Disbursements in excess of cash on demand deposit                 9,635,043
Payable for investment securities purchased                      17,653,223
Payable upon return of securities loaned (Note 4)                 2,024,000
Accrued investment management services fee                           30,910
Other accrued expenses                                              205,014
                                                                    -------
Total liabilities                                                29,548,190
                                                                 ----------
Net assets                                                   $2,272,812,752
                                                             --------------

See accompanying notes to financial statements.


Statement of operations
Total Return Portfolio

Year ended Sept. 30, 1999

Investment income
Income:
Dividends                                                                  $ 17,438,696
Interest                                                                     77,490,290
   Less foreign taxes withheld                                                 (108,605)
                                                                               --------
Total income                                                                 94,820,381
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                           11,143,597
Compensation of board members                                                    15,312
Custodian fees                                                                  416,158
Audit fees                                                                       30,000
Other                                                                            91,981
                                                                                 ------
Total expenses                                                               11,697,048
   Earnings credits on cash balances (Note 2)                                    (9,627)
                                                                                 ------
Total net expenses                                                           11,687,421
                                                                             ----------
Investment income (loss) -- net                                              83,132,960
                                                                             ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss):
   Security transactions (including $13,090,861 realized loss on investments
      of affiliated issuers) (Note 3)                                       151,744,843
   Financial futures contracts                                               13,105,951
   Foreign currency transactions                                             (2,322,376)
   Options contracts written (Note 5)                                       (13,940,329)
                                                                            -----------
Net realized gain (loss) on investments                                     148,588,089
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       152,366,575
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       300,954,664
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $384,087,624
                                                                           ============

See accompanying notes to financial statements.


Statements of changes in net assets
Total Return Portfolio

Year ended Sept. 30,                                                        1999           1998

Operations
Investment income (loss) -- net                                      $   83,132,960 $  101,362,151
Net realized gain (loss) on investments                                 148,588,089    266,111,907
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies   152,366,575   (447,531,928)
                                                                        -----------   ------------
Net increase (decrease) in net assets resulting from operations         384,087,624    (80,057,870)
Net contributions (withdrawals) from partners                          (691,086,627)  (339,337,021)
                                                                       ------------   ------------
Total increase (decrease) in net assets                                (306,999,003)  (419,394,891)
Net assets at beginning of year                                       2,579,811,755  2,999,206,646
                                                                      -------------  -------------
Net assets at end of year                                            $2,272,812,752 $2,579,811,755
                                                                     ============== ==============

See accompanying notes to financial statements.

Notes to Financial Statements

Total Return Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Return Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Total Return Portfolio seeks to provide maximum total return through a combination of growth of capital and current income by investing in U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of Sept. 30, 1999, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Sept. 30, 1999 was $3,720,938 representing 0.16% of net assets. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.40% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of AXP Managed Allocation Fund to the Lipper Flexible Portfolio Fund Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $1,498,682 for the year ended Sept. 30, 1999.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended Sept. 30, 1999, the Portfolio's custodian fees were reduced by $9,627 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,884,962,231 and $2,358,137,249, respectively, for the year ended Sept. 30, 1999. For the same period, the portfolio turnover rate was 81%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $84,089 for the year ended Sept. 30, 1999.

4. LENDING OF PORTFOLIO SECURITIES
As of Sept. 30, 1999, securities valued at $1,984,220 were on loan to brokers. For collateral, the Portfolio received $2,024,000 in cash. Income from securities lending amounted to $190,165 for the year ended Sept. 30, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                             Year ended Sept. 30, 1999
                                                       Puts
                                     Contracts                       Premium
Balance Sept. 30, 1998                 1,750                     $ 6,263,389
Closed                                (1,750)                     (6,263,389)
                                      ------                      ----------
Balance Sept. 30, 1999                    --                   $          --

See "Summary of significant accounting policies."

6. STOCK INDEX FUTURES CONTRACTS
As of Sept. 30, 1999, investments in securities included securities valued at $11,623,222 that were pledged as collateral to cover initial margin deposits on 159 open purchase contracts. The market value of the open purchase contracts as of Sept. 30, 1999 was $51,603,450 with a net unrealized gain of $2,584,704. See "Summary of significant accounting policies."

Investments in Securities
Total Return Portfolio
Sept. 30, 1999

(Percentages represent value of investments compared to net assets)


Common stocks (59.1%)(k)
Issuer                                                        Shares           Value(a)

Aerospace & defense (0.6%)

Alliant Techsystems                                           14,600(b)      $1,011,963
AlliedSignal                                                 157,100          9,416,181
Goodrich (BF)                                                 85,800          2,488,200
Total                                                                        12,916,344

Airlines (0.3%)
America West Holdings Cl B                                    42,000(b)         727,125
Amtran                                                        27,300(b)         511,875
SkyWest                                                       41,300            906,019
Southwest Airlines                                           246,375          3,741,820
Total                                                                         5,886,839

Automotive & related (2.2%)
Dana                                                         197,100          7,317,338
Delphi Automotive Systems                                    193,374          3,106,070
DollarThrifty Automotive Group                                24,350(b)         503,741
Ford Motor                                                   363,300         18,233,118
General Motors                                               216,800         13,644,850
Gentex                                                        80,800(b)       1,669,025
Myers Inds                                                    47,840            849,160
Smith (AO)                                                    42,700          1,291,675
Tower Automotive                                              73,700(b)       1,460,181
Winnebago Inds                                                42,900          1,026,919
Total                                                                        49,102,077

Banks and savings & loans (4.0%)
Advest Group                                                  31,100            567,575
Anchor Bancorp Wisconsin                                      33,400            542,750
Bank of America                                              416,065         23,169,619
Bank of New York                                             217,100          7,259,281
BankBoston                                                   196,700          8,531,863
Cullen/Frost Bankers                                          64,700          1,617,500
Dime Community Bancshares                                     30,400            630,800
FirstMerit                                                    63,800          1,618,925
Flagstar Bancorp                                              47,400            728,775
Fleet Boston                                                 345,500         12,653,937
Hamilton Bancorp                                              27,300(b)         580,125
Hudson United Bancorp                                         13,700            422,131
MAF Bancorp                                                   29,700            590,288
Mellon Bank                                                   38,300          1,292,625
NBT Bancorp                                                   19,700            341,056
Provident Bankshares                                          17,235            366,782
Queens County Bancorp                                         34,200            944,775
Republic Bancorp                                              53,100            613,969
Southwest Bancorp of Texas                                    27,300(b)         476,044
U.S. Trust                                                    20,300          1,631,613
Wachovia                                                      83,800          6,588,775
Washington Mutual                                            226,100          6,613,425
Webster Financial                                             41,400          1,055,700
Wells Fargo                                                  270,300         10,710,638
Wilshire Financial Services Group                            411,726(b)         501,791
Total                                                                        90,050,762

Beverages & tobacco (0.8%)
Anheuser-Busch                                                32,600          2,284,038
Beringer Wine Estates Holdings Cl B                           21,500(b)         882,844
Canandaigua Wine Cl A                                         31,400(b)       1,876,150
Coca-Cola                                                    264,100         12,693,306
Total                                                                        17,736,338

Building materials & construction (0.4%)
Dycom Inds                                                    28,200(b)       1,189,688
Florida Rock Inds                                             28,600            993,850
Granite Construction                                          25,800            672,413
Horton (DR)                                                   89,600          1,159,200
Insituform Technologies Cl A                                  62,300(b)       1,557,499
NCI Building Systems                                          32,400(b)         536,625
Pulte                                                         29,400            639,450
Ryland Group                                                  43,100            980,525
TJ Intl                                                       33,100            831,638
URS                                                           32,800            803,600
Total                                                                         9,364,488

Chemicals (0.6%)
Air Products & Chemicals                                      54,400          1,581,000
Dow Chemical                                                  58,400          6,635,700
Geon                                                          33,700            867,775
MacDermid                                                     15,100            514,344
Spartech                                                      30,100            882,306
Waste Management                                             176,665          3,400,801
Total                                                                        13,881,926

Communications equipment & services (1.8%)
CommScope                                                     60,300(b)       1,959,750
Digital Microwave                                             72,100(b)       1,131,069
Lucent Technologies                                          339,200         22,005,600
Motorola                                                     109,900          9,671,200
Oak Inds                                                      31,700          1,077,800
Orbital Sciences                                              22,800(b)         399,000
Plantronics                                                   11,300(b)         562,175
SymmetriCom                                                   96,400(b)         723,000
Tellabs                                                       40,800(b)       2,323,050
Total                                                                        39,852,644

Computers & office equipment (11.0%)
3Com                                                          75,600(b)       2,173,500
Acxiom                                                        25,300(b)         497,303
America Online                                               144,875(b)      15,066,999
American Management Systems                                   60,600(b)       1,554,769
Apple Computer                                                65,000(b)       4,115,313
BISYS Group                                                   14,300(b)         670,759
Cisco Systems                                                372,200(b)      25,518,962
Cognex                                                        41,400(b)       1,249,763
Computer Sciences                                            167,500(b)      11,777,344
Dell Computer                                                138,000(b)       5,770,125
Dendrite Intl                                                 31,000(b)       1,464,750
Electronic Data Systems                                      254,700         13,483,180
EMC                                                          160,800(b)      11,487,150
FactSet Research Systems                                      23,800          1,353,625
First Data                                                   287,900         12,631,613
Hadco                                                         38,100(b)       1,647,825
Henry (Jack) & Associates                                     32,600          1,204,163
Hewlett-Packard                                              105,600          9,715,200
Insight Enterprises                                           15,800(b)         513,500
Intl Business Machines                                       332,700         40,381,462
Kronos                                                        21,100(b)         774,106
Lexmark Intl Group Cl A                                       58,000(b)       4,669,000
Macromedia                                                    48,500(b)       1,982,438
MedQuist                                                      34,800(b)       1,163,625
Mercury Interactive                                           35,200(b)       2,272,600
Microsoft                                                    459,200(b)      41,586,299
Natl Computer Systems                                         20,200            774,544
New Era of Networks                                           23,700(b)         512,513
Novell                                                        99,800(b)       2,064,613
Oracle                                                        98,800(b)       4,495,400
Pitney Bowes                                                  28,700          1,748,906
Profit Recovery Group Intl                                    63,150(b)       2,818,069
Solectron                                                     63,000(b)       4,524,188
Unisys                                                       385,700(b)      17,404,712
Whittman-Hart                                                 34,700(b)       1,345,709
Xircom                                                        29,800(b)       1,272,088
Total                                                                       251,686,115

Electronics (3.1%)
Actel                                                         39,600(b)         752,400
AFC Cable Systems                                             19,200(b)         816,000
Alpha Inds                                                    25,200(b)       1,421,438
Anixter Intl                                                  68,950(b)       1,603,088
Applied Materials                                             46,500(b)       3,621,188
Burr-Brown                                                    23,500(b)         928,250
C-Cube Microsystems                                           24,300(b)       1,057,050
Corning                                                       85,170          5,839,467
CTS                                                           31,900          1,834,250
Dionex                                                        27,600(b)       1,179,900
DSP Communications                                            11,300(b)         214,700
Electro Scientific Inds                                       22,300(b)       1,188,172
Etec Systems                                                  15,300(b)         575,663
Helix Technology                                              41,200          1,369,900
Intel                                                        217,100         16,133,243
Intl Rectifier                                                82,800(b)       1,262,700
KLA-Tencor                                                    57,300(b)       3,724,499
Kulicke & Soffa Inds                                          41,300(b)       1,004,106
Lattice Semiconductor                                         56,500(b)       1,677,344
LSI Logic                                                     67,900(b)       3,496,850
Micrel                                                        29,100(b)       1,262,213
Natl Semiconductor                                           114,700(b)       3,498,350
Novellus Systems                                              15,000(b)       1,011,563
Park Electrochemical                                          41,100          1,351,163
Power Integrations                                            12,800(b)         886,400
Powerwave Technologies                                        33,500(b)       1,615,328
S3                                                            87,200(b)         910,150
Texas Instruments                                            108,600          8,932,349
Varian Medical Systems                                        50,100          1,095,938
Total                                                                        70,263,662

Energy (3.6%)
Barrett Resources                                             43,400(b)       1,603,088
Chevron                                                      300,100         26,633,874
Exxon                                                         94,800          7,198,875
FirstEnergy                                                   65,800          1,677,900
Forest Oil                                                    53,100(b)         906,019
HS Resources                                                  26,100(b)         427,388
Mobil                                                        250,900         25,278,174
Sunoco                                                        61,200          1,675,350
Texaco                                                       243,900         15,396,188
Total                                                                        80,796,856

Energy equipment & services (0.1%)
Marine Drilling                                               44,000(b)         695,750
Pride Intl                                                    97,900(b)       1,388,957
Tuboscope                                                     61,500(b)         764,906
Total                                                                         2,849,613

Financial services (3.4%)
Associates First Capital Cl A                                 85,300          3,070,800
Capital One Financial                                        149,300          5,822,700
Citigroup                                                    263,000         11,572,000
Delphi Financial Group Cl A                                   26,976(b)         814,338
Financial Federal                                             50,000(b)         943,750
Hambrecht & Quist Group                                       36,700(b)       1,796,006
Investment Technology Group                                   28,600            597,025
Kansas City Southern Inds                                    169,600          7,875,800
Legg Mason                                                    25,200            965,475
Lehman Brothers Holdings                                     121,500          7,084,969
MBNA                                                         364,500          8,315,156
Merrill Lynch & Co                                            92,400          6,208,125
Morgan Stanley, Dean Witter, Discover & Co                   108,900          9,712,519
Mutual Risk Management                                        40,700            498,575
Providian Financial                                          123,600          9,787,575
Radian Group                                                  37,300          1,601,569
Raymond James Financial                                       26,500            528,344
SEI Investments                                               11,500          1,026,734
Total                                                                        78,221,460

Food (2.1%)
Bestfoods                                                    176,000          8,536,000
Corn Products Intl                                            40,100          1,220,544
Earthgrains                                                   54,700          1,210,238
General Mills                                                263,800         21,400,774
Performance Food Group                                        29,600(b)         758,500
Sara Lee                                                     310,900          7,286,719
Smithfield Foods                                              45,200(b)       1,209,100
SUPERVALU                                                    228,000          4,973,250
Total                                                                        46,595,125

Furniture & appliances (0.2%)
Briggs & Stratton                                             14,800            863,950
Ethan Allen Interiors                                         42,800          1,361,575
La-Z-Boy                                                      62,900(h)       1,199,031
Total                                                                         3,424,556

Health care (5.0%)
Alpharma Cl A                                                 44,600          1,574,938
American Home Products                                       175,730          7,292,795
Amgen                                                         98,800(b)       8,052,200
Bausch & Lomb                                                 39,900          2,630,906
Baxter Intl                                                   67,800          4,084,950
Bristol-Myers Squibb                                         652,200         44,023,499
Guidant                                                      159,900          8,574,638
IDEC Pharmaceuticals                                          14,300(b)       1,344,647
Jones Pharma                                                  52,900          1,744,047
Liposome                                                      63,400(b)         482,434
Medtronic                                                    356,400         12,652,200
Priority Healthcare Cl B                                      45,950(b)       1,418,706
Quest Diagnostics                                             47,500(b)       1,235,000
Roberts Pharmaceutical                                        48,300(b)       1,461,075
Schering-Plough                                              416,230         18,158,033
Summit Technology                                             22,300(b)         408,369
Syncor Intl                                                   22,000(b)         825,000
Techne                                                        27,500(b)         862,813
Total                                                                       116,826,250

Health care services (0.5%)
Apria Healthcare Group                                        71,550(b)       1,198,463
Cardinal Health                                               80,400          4,381,799
Express Scripts Cl A                                          21,850(b)       1,709,763
Hanger Orthopedic Group                                       87,700(b)       1,271,650
Orthodontic Centers of America                                33,250(b)         581,875
Patterson Dental                                              29,200(b)       1,447,225
Renal Care Group                                              58,500(b)       1,281,516
Total                                                                        11,872,291

Household products (0.6%)
Chattem                                                        9,600            211,800
Kimberly-Clark                                               276,900         14,537,250
Total                                                                        14,749,050

Industrial equipment & services (0.3%)
Astec Inds                                                    29,600(b)         714,100
JLG Inds                                                      43,800            665,213
Manitowoc                                                     33,600          1,146,600
Nordson                                                       14,000            686,000
Parker-Hannifin                                               75,600          3,387,825
Total                                                                         6,599,738

Insurance (1.2%)
American General                                              84,800          5,358,300
American Intl Group                                          195,437         16,990,804
Blanch (EW) Holdings                                          14,600            950,825
Fidelity Natl Financial                                       22,000            334,125
First American Financial                                      34,600            462,775
Gallagher (Arthur J)                                          29,100          1,549,575
Hooper Holmes                                                 35,000            896,875
LandAmerica Financial Group                                   17,500            345,625
Reinsurance Group of America                                  22,400            575,400
Total                                                                        27,464,304

Leisure time & entertainment (1.0%)
Aztar                                                        150,300(b)       1,540,575
Disney (Walt)                                                355,000          9,185,625
Harrah's Entertainment                                       149,300(b)       4,143,075
Hasbro                                                       119,750          2,567,141
Time Warner                                                   61,100          3,711,825
Viacom Cl B                                                   42,200(b)       1,782,950
Total                                                                        22,931,191

Media (1.4%)
Catalina Marketing                                            11,600(b)         983,825
CBS                                                          155,000          7,168,750
Comcast Special Cl A                                         217,600          8,676,800
Consolidated Graphics                                         24,600(b)       1,036,275
McClatchy Newspapers                                          22,000            786,500
New York Times Cl A                                          238,400          8,940,001
Price Communications                                          44,100(b)       1,105,256
Scholastic                                                    13,400(b)         670,000
True North Communications                                     24,200            880,275
Valassis Communications                                       34,700(b)       1,524,631
Total                                                                        31,772,313

Metals (0.2%)
Mueller Inds                                                  43,700(b)       1,297,343
Ryerson Tull                                                  46,000          1,063,750
Steel Technologies                                            88,200          1,025,325
Stillwater Mining                                             21,900(b)         588,563
Total                                                                         3,974,981

Miscellaneous (0.1%)
PFF Bancorp                                                   39,200            808,500
Philadelphia Suburban                                         29,700            699,806
Total                                                                         1,508,306

Multi-industry conglomerates (3.2%)
Bell & Howell                                                 26,700(b)         979,556
Brady (WH) Cl A                                               33,500          1,072,000
Danaher                                                       55,400          2,918,888
DeVry                                                         29,200(b)         584,000
General Electric                                             327,400         38,817,362
Interim Services                                              40,600(b)         664,825
Labor Ready                                                    3,650(b)          36,728
Lason                                                         30,900(b)       1,376,016
Mettler-Toledo Intl                                           32,900(b)         974,663
NCO Group                                                     22,450(b)       1,055,150
Pre-Paid Legal Services                                       16,800(b)         661,500
Sylvan Learning Systems                                       26,300(b)         509,563
Tyco Intl                                                    227,200(c)      23,458,399
Total                                                                        73,108,650

Paper & packaging (0.9%)
AptarGroup                                                    42,800          1,144,900
Ball                                                          11,400            502,313
Intl Paper                                                   369,000         17,735,062
Total                                                                        19,382,275

Restaurants & lodging (0.5%)
CEC Entertainment                                             38,100(b)       1,366,838
Darden Restaurants                                           189,300          3,703,181
Foodmaker                                                     48,800(b)       1,216,950
Ruby Tuesday                                                  57,300          1,117,350
Ryan's Family Steak Houses                                    99,900(b)         899,100
Taco Cabana Cl A                                             122,300(b)       1,184,781
Wendy's Intl                                                  82,000          2,162,750
Total                                                                        11,650,950

Retail (4.3%)
Ames Dept Stores                                              26,600(b)         847,875
AnnTaylor Stores                                              44,100(b)       1,802,588
Bindley Western Inds                                         116,266          1,664,057
Circuit City Stores-Circuit City Group                        59,000          2,489,063
Cost Plus                                                     17,100(b)         829,350
CVS                                                          259,300         10,582,680
Dayton Hudson                                                 41,400          2,486,588
Fossil                                                        63,400(b)       1,715,763
Haverty Furniture Companies                                   57,900            839,550
Home Depot                                                   156,800         10,760,399
Kroger                                                       403,900(b)       8,911,043
Linens `N Things                                              35,500(b)       1,198,125
Men's Wearhouse                                               73,800(b)       1,586,700
Pacific Sunwear of California                                 38,450(b)       1,077,802
Regis                                                         50,950            980,788
Safeway                                                      356,200(b)      13,557,862
ShopKo Stores                                                 62,300          1,806,700
TJX Companies                                                146,300          4,105,543
United Stationers                                             31,900            679,869
Wal-Mart Stores                                              533,400         25,369,837
Walgreen                                                     117,600          2,984,100
Zale                                                          52,200(b)       1,999,913
Total                                                                        98,276,195

Textiles & apparel (0.2%)
Authentic Fitness                                             51,600            906,225
Brown Shoe                                                    70,100          1,283,706
Dixie Group                                                   97,400(b)         754,850
K-Swiss Cl A                                                  31,700          1,000,531
Oshkosh B'Gosh Cl A                                           52,900            844,747
Total                                                                         4,790,059

Transportation (0.2%)
Atlas Air                                                     30,150(b)         659,531
Expeditors Intl of Washington                                 14,600            468,569
Landstar System                                               28,200(b)         979,950
Offshore Logistics                                            70,000            721,875
USFreightways                                                 35,800          1,696,025
Werner Enterprises                                            53,800            948,225
Total                                                                         5,474,175

Utilities -- electric (0.9%)
Cinergy                                                       74,100          2,097,956
Cleco                                                         22,700            736,331
DTE Energy                                                    83,700          3,023,663
Edison Intl                                                  103,000          2,504,188
El Paso Electric                                              98,200            883,800
PECO Energy                                                  116,200          4,357,500
Public Service Co of New Mexico                               48,800            890,600
TNP Enterprises                                               28,300          1,101,931
Unicom                                                       130,700          4,827,731
United Illuminating                                           22,400          1,083,600
Total                                                                        21,507,300

Utilities -- gas (0.2%)
Equitable Resources                                           24,800            937,750
New Jersey Resources                                          15,600            624,000
ONEOK                                                         24,900            754,781
Piedmont Natural Gas                                          20,100            609,281
Southwestern Energy                                           84,600            766,688
UGI                                                           27,800            646,350
Total                                                                         4,338,850

Utilities -- telephone (4.1%)
Ameritech                                                    215,100         14,452,031
AT&T                                                         437,150         19,016,026
Bell Atlantic                                                234,900         15,811,706
BellSouth                                                    237,600         10,692,000
MCI WorldCom                                                 261,175(b)      18,771,953
SBC Communications                                           206,400         10,539,300
U S WEST Communications Group                                 71,200          4,062,850
Total                                                                        93,345,866

Total common stocks
(Cost: $1,243,769,857)                                                   $1,342,201,549

Preferred stocks & other (0.2%)
Issuer                                                        Shares           Value(a)


Bar Technologies
   Warrants                                                    3,000            $60,000
Bell Technology
   Warrants                                                    3,410            443,300
KMC Telecom Holdings
   Warrants                                                    3,000              7,500
Nakornthai Strip Mill
   Warrants                                                2,722,298                  3
Paxson Communications
   12.50% Pay-in-kind Exchangeable                            26,881(b,i)     2,876,267
PLD Telekom
   Warrants                                                    6,000                300
Poland Telecom
   Warrants                                                    5,500            302,500
Republic of Argentina
   Warrants                                                    4,500(c)           1,125
Telehub Communications
   Warrants                                                    2,500             25,000
Unifi Communications
   Warrants                                                    3,000                 30

Total preferred stocks & other
(Cost: $3,228,971)                                                           $3,716,025


See accompanying notes to investments in securities.

Bonds (28.1%)
Issuer                                      Coupon         Principal           Value(a)
                                             rate           amount

Government obligations (5.6%)
Republic of Panama
   (U.S. Dollar)
      02-13-02                                 7.88%      $1,000,000(c,d)      $973,750
U.S. Treasury

      11-30-99                                 5.63        3,500,000          3,504,354
      04-30-00                                 6.75       32,000,000(l)      32,269,503
      06-30-02                                 6.25        8,000,000(l)       8,109,566
      03-31-03                                 5.50        1,500,000          1,486,402
      08-15-04                                 7.25       20,000,000         21,135,666
      08-15-05                                 6.50       12,500,000         12,804,386
      05-15-07                                 6.63       12,500,000         12,894,166
      08-15-23                                 6.25        9,700,000          9,548,971
      08-15-27                                 6.38       20,000,000         20,037,038
United Mexican States
   (U.S. Dollar)
      03-12-08                                 8.63        4,000,000(c)       3,722,520
Total                                                                       126,486,322

Mortgage-backed securities (3.3%)
Federal Home Loan Mtge Corp
      03-01-13                                 5.50        9,621,602          9,074,935
      12-01-25                                 7.50       12,332,884         12,398,373
      07-01-28                                 6.00        9,502,230          8,863,775
      09-01-28                                 6.00        9,470,245          8,839,729
Federal Natl Mtge Assn
      05-01-24                                 7.50        9,326,635          9,376,159
      09-01-28                                 6.50        9,395,950          9,011,280
      10-01-28                                 6.00        9,612,285          8,960,476
   Collateralized Mtge Obligation
      05-18-26                                 5.00        9,593,000          8,169,547
Total                                                                        74,694,274

Aerospace & defense (0.3%)
L-3 Communications
   Sr Sub Nts Series B
      05-01-07                                10.38        1,035,000          1,076,400
Newport News Shipbuilding
   Sr Nts
      12-01-06                                 8.63          800,000            824,000
Northrop-Grumman
      03-01-16                                 7.75        5,000,000          4,958,288
Total                                                                         6,858,688

Automotive & related (0.1%)
MSX Intl
   Company Guaranty
      01-15-08                                11.38        2,450,000          2,388,750

Banks and savings & loans (1.0%)
Bank of Singapore
   (U.S. Dollar) Sub Nts
      08-10-09                                7.88         4,200,000(c,d)     4,242,802

Corp Andina de Fomento
   (U.S. Dollar)
      02-01-03                                 7.10        6,500,000(c)       6,381,006
Dao Heng Bank
   (U.S. Dollar) Sub Nts
      01-24-07                                 7.75          550,000(c,d)       491,509
Union Planters Bank
   Sub Nts
      03-15-18                                 6.50       10,000,000          9,334,766
Washington Mutual Capital
   Company Guaranty
      06-01-27                                 8.38        1,500,000          1,467,387
Total                                                                        21,917,470

Building materials & construction (0.1%)
Southdown
   Sr Sub Nts Series B
      03-01-06                                10.00        2,350,000          2,567,375

Chemicals (0.3%)
Allied Waste North America
   Company Guaranty Series B
      01-01-09                                 7.88        3,550,000          3,141,750
Polymer Group
   Company Guaranty Series B
      03-01-08                                 8.75        4,000,000          3,750,000
Total                                                                         6,891,750

Commercial finance (0.2%)
Netia Holdings
   (U.S. Dollar) Company Guaranty Series B
      11-01-07                                10.25        6,000,000(c)       5,257,500

Communications equipment & services (1.2%)
Clearnet Communications
   Zero Coupon Sr Disc Nts
      12-15-00                                 6.24        5,000,000(g)       4,712,500
Covad Communications Group
   Sr Nts
      02-15-09                                12.50        2,000,000          1,890,000
KMC Telecom Holdings
   Zero Coupon Sr Disc Nts
      02-15-03                                12.68        3,000,000(g)       1,620,000
MetroMedia Intl Group
   (U.S. Dollar) Company Guaranty
      06-01-04                                14.00        3,000,000(c)       2,220,000
MJD Communications
   Sr Sub Nts Series B
      05-01-08                                 9.50        1,000,000            910,000
NTL Communications
   Zero Coupon Sr Nts Series B
      10-01-03                                 7.87        9,625,000(g)       6,424,688
Telehub Communications
   Zero Coupon Company Guaranty
      07-31-01                                13.88        2,500,000(g)       1,175,000
Versatel Telecom
   (U.S. Dollar) Sr Nts
      05-15-08                                13.25        5,500,000(c)       5,568,750
WorldCom
      04-01-07                                 7.75        3,000,000          3,124,071
Total                                                                        27,645,009

Computers & office equipment (0.4%)
Concentric Network
   Sr Nts
      12-15-07                                12.75        3,800,000          3,828,500
Globix
   Sr Nts
      05-01-05                                13.00        3,410,000          3,000,800
PSINet
   Sr Nts Series B
      02-15-05                                10.00        2,005,000          1,924,800
Total                                                                         8,754,100

Electronics (0.3%)
Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
      05-15-07                                 8.63        4,500,000(c,d)     3,526,983
Thomas & Betts
      01-15-06                                 6.50        4,500,000          4,364,496
Total                                                                         7,891,479

Energy (1.2%)
Lodestar Holdings
   Company Guaranty
      05-15-05                                11.50        5,000,000          3,750,000
R & B Falcon
      04-15-08                                 6.95        5,000,000          4,150,000
Roil
   (U.S. Dollar)
      12-05-02                                12.78        3,296,000(c,d)     2,406,080
Union Pacific Resources
      05-15-28                                 7.15        7,500,000          6,687,481
USX
      03-01-08                                 6.85       10,000,000          9,563,201
Total                                                                        26,556,762

Energy equipment & services (0.1%)
Grey Wolf
   Sr Nts
      07-01-07                                 8.88        1,500,000          1,338,750

Financial services (1.0%)
Airplanes GPA Cl D
   (U.S. Dollar) Series 1
      03-15-19                                10.88        2,750,000(c)       2,634,583
Arcadia Financial
   Sr Nts
      03-15-07                                11.50        1,825,000          1,396,125
Providian Natl Bank
   Sr Nts
      03-15-03                                 6.70       10,000,000          9,719,350
SASCO
      02-25-28                                 6.76        2,174,363          2,170,644
Wilmington Trust
      05-01-08                                 6.63        6,300,000          5,982,175
Total                                                                        21,902,877

Food (0.1%)
Daya Guna
   (U.S. Dollar) Company Guaranty
      06-01-07                                10.00        2,115,000(c,d)     1,417,050

Furniture & appliances (0.1%)
Interface
   Sr Sub Nts Series B
      11-15-05                                 9.50        2,500,000          2,506,250

Health care (0.6%)
Baxter Intl
      02-15-28                                 6.63       10,000,000          8,756,138
Lilly (Eli)
      01-01-36                                 6.77        5,000,000          4,669,219
Total                                                                        13,425,357

Health care services (1.2%)
Abbey Healthcare Group
   Sr Sub Nts
      11-01-02                                 9.50          250,000            242,500
Fountain View
   Company Guaranty Series B
      04-15-08                                11.25        2,150,000          1,687,750
Magellan Health Services
   Sr Sub Nts
      02-15-08                                 9.00        2,500,000          2,143,750
Manor Care
   Sr Nts
      06-15-06                                 7.50        7,000,000          6,973,472
Owens & Minor
   Company Guaranty Sr Sub Nts
      06-01-06                                10.88        3,200,000          3,344,000
Oxford Health Plans
   Sr Nts
      05-15-05                                11.00        1,125,000(d)       1,116,563
Service Corp Intl
      03-15-20                                 6.30       11,850,000         11,222,537
Total                                                                        26,730,572

Household products (0.3%)
Chattem
   Company Guaranty Series B
      04-01-08                                 8.88        2,200,000          2,073,500
Revlon Consumer Products
   Sr Nts
      02-01-06                                 8.13        5,000,000          4,512,500
Total                                                                         6,586,000

Industrial equipment & services (--%)
AGCO
   Sr Sub Nts
      03-15-06                                 8.50        1,025,000            963,500

Insurance (0.7%)
Executive Risk Capital
   Company Guaranty Series B
      02-01-27                                 8.68        1,500,000          1,506,730
Metropolitan Life Insurance
      11-01-25                                 7.80        4,800,000(d)       4,756,267
Minnesota Mutual Life
      09-15-25                                 8.25        4,500,000(d)       4,775,818
Nationwide CSN Trust
      02-15-25                                 9.88        5,000,000(d)       5,432,891
Total                                                                        16,471,706

Leisure time & entertainment (1.4%)
Loews Cineplex Entertainment
   Sr Sub Nts
      08-01-08                                 8.88        4,500,000          4,050,000
Mirage Resorts
      02-01-08                                 6.75        8,750,000          7,827,400
Speedway Motorsports
   Company Guaranty Series D
      08-15-07                                 8.50        2,000,000          1,985,000
Time Warner
      02-01-24                                 7.57       11,875,000         11,564,727
   Sr Nts
      01-15-28                                 6.95        5,000,000          4,522,143
Venetian Casino/LV Sands
   Company Guaranty
      11-15-04                                12.25        3,465,000(h)       2,841,300
Total                                                                        32,790,570

Media (1.0%)
Australis Media
   (U.S. Dollar)
      11-01-00                                14.00          145,084(b,c)       127,315
      05-15-03                                15.75           40,885(b,c)           204
   (U.S. Dollar) Zero Coupon
      05-15-00                                15.75        5,000,000(b,c,g)         500
CSC Holdings
   Sr Sub Debs
      05-15-16                                10.50        3,000,000          3,330,000
Heritage Media
   Sr Sub Nts
      02-15-06                                 8.75        5,000,000          5,112,499
Lamar Media
   Company Guaranty
      12-01-06                                 9.63          800,000            808,000
MDC Communications
   (U.S. Dollar) Sr Sub Nts
      12-01-06                                10.50        1,000,000(c)       1,017,500
News America Holdings
      10-15-12                                10.13        2,175,000          2,422,982
Regional Independent Medical
   (U.S. Dollar) Sr Nts
      07-01-08                                10.50        4,000,000(c)       4,000,000
TCI Communications
      08-01-15                                 8.75        1,700,000          1,911,597
   Sr Nts
      02-15-28                                 7.13        1,400,000          1,323,980
Veninfotel
   (U.S. Dollar) Cv Pay-in-kind
      03-01-02                                10.00        2,480,625(c,i,j)   3,720,938
Total                                                                        23,775,515

Metals (0.2%)
EnviroSource
   Sr Nts
      06-15-03                                 9.75          530,000            329,925
   Sr Nts Series B
      06-15-03                                 9.75        1,300,000            809,250
Imexsa Export Trust
   (U.S. Dollar)
      05-31-03                                10.13        2,384,244(c,d)     2,265,032
Southern Peru Copper
   (U.S. Dollar)
      05-30-07                                 7.90        1,000,000(c)         872,429
Total                                                                         4,276,636

Miscellaneous (1.2%)
Adams Outdoor Advertising
   Sr Nts
      03-15-06                                10.75        3,900,000          4,017,000
Alliance Imaging
   Sr Sub Nts
      12-15-05                                 9.63        5,000,000          5,000,000
Delphes 2
   (U.S. Dollar)
      05-05-09                                 7.75        2,700,000(c,d)     2,565,000
FCB/NC Capital
   Company Guaranty
      03-01-28                                 8.05        4,625,000          4,305,044
Great Central Mines
   (U.S. Dollar) Sr Nts
      04-01-08                                 8.88        2,500,000(c)       2,212,500
Guangdong Enterprises
   (U.S. Dollar) Sr Nts
      05-22-07                                 8.88        2,200,000(b,c,d)     550,000
Jorgensen (Earle M)
   Sr Nts
      04-01-05                                 9.50        1,225,000          1,127,000
NSM Steel
   Company Guaranty
      02-01-06                                12.00        2,070,039(b,d)       434,708
      02-01-08                                12.25        4,300,000(b,d)        86,000
Outsourcing Solutions
   Sr Sub Nts Series B
      11-01-06                                11.00        1,075,000          1,045,438
Poland Telecom Finance
   (U.S. Dollar) Company Guaranty Series B
      12-01-07                                14.00        5,500,000(c)       4,510,000
PTC Intl Finance
   (U.S. Dollar) Zero Coupon Company Guaranty
      07-01-02                                10.75        1,000,000(c,g)       690,000
Republic Technology/RTI Capital
      07-15-09                                13.75          750,000            738,750
Transamerica Energy
      06-15-02                                11.50          600,000(b)          63,000
   Zero Coupon
      06-15-02                                13.00        1,300,000(b,f)       139,750
Total                                                                        27,484,190

Multi-industry conglomerates (0.5%)
Hutchison Whampoa Finance
   (U.S. Dollar) Company Guaranty
      08-01-27                                 7.50        1,650,000(c,d)     1,389,726
   (U.S. Dollar) Company Guaranty Series B
      08-01-17                                 7.45        1,000,000(c,d)       862,669
Packaged Ice
   Company Guaranty Series B
      02-01-05                                 9.75        5,475,000          4,831,687
Pierce Leahy
   Sr Sub Nts
      07-15-06                                11.13          488,000            518,500
Prime Succession
   Sr Sub Nts
      08-15-04                                10.75          980,000            705,600
USI American Holdings
   Sr Nts Series B
      12-01-06                                 7.25        3,000,000          2,924,736
Total                                                                        11,232,918

Paper & packaging (0.7%)
Doman Inds
  (U.S. Dollar) Sr Nts Series B
      11-15-07                                 9.25        2,300,000(c)       1,552,500
Gaylord Container
   Sr Nts
      06-15-07                                 9.75        1,300,000          1,218,750
   Sr Nts Series B
      06-15-07                                 9.38        9,000,000          8,347,500
Owens-Illinois
   Sr Nts
      05-15-04                                 7.85        2,000,000          1,977,044
Silgan Holdings
      06-01-09                                 9.00        2,050,000          1,988,500
Total                                                                        15,084,294

Restaurants & lodging (0.7%)
Domino's
   Company Guaranty Series B
      01-15-09                                10.38        3,275,000          3,078,500
Extended Stay America
   Sr Sub Nts
      03-15-08                                 9.15        4,750,000          4,512,500
MGM Grand
      02-06-08                                 6.88       10,000,000          8,867,090
Total                                                                        16,458,090

Retail (1.2%)
Amazon.com
   Zero Coupon Sr Disc Nts
      05-01-03                                10.00        2,275,000(g)       1,541,313
Dayton Hudson
      12-01-22                                 8.50        2,500,000          2,612,725
Great Atlantic & Pacific Tea
      04-15-07                                 7.75       10,000,000          9,383,467
Kroger
   Sr Nts
      07-15-06                                 8.15        5,000,000          5,155,968
Wal-Mart CRAVE Trust
      07-17-06                                 7.00        7,735,465(d)       7,663,834
Total                                                                        26,357,307

Transportation (0.6%)
Enterprise Rent-A-Car USA Finance
      02-15-08                                 6.80       10,000,000(d)       9,387,000
   Company Guaranty Medium-term Nts
      01-15-06                                 6.95        3,000,000(d)       2,880,573
Greater Beijing First Expressways
   (U.S. Dollar) Sr Nts
      06-15-07                                 9.50        1,000,000(c)         490,000
Zhuhai Highway
   (U.S. Dollar) Sub Nts
      07-01-08                                11.50        2,070,000(c,d)     1,035,000
Total                                                                        13,792,573

Utilities -- electric (0.8%)
Cleveland Electric Illuminating
      07-01-00                                 7.19        3,000,000          3,013,520
CMS Energy
   Sr Nts
      05-15-02                                 8.13        2,900,000          2,903,285
El Paso Electric
   1st Mtge Series B
      05-01-01                                 7.75        5,000,000          5,065,604
Public Service Electric & Gas
   1st & Ref Mtge (AMBAC Insured)
      01-01-16                                 6.75        7,365,000(m)       6,830,651
Total                                                                        17,813,060

Utilities -- gas (0.2%)
Columbia Gas System
   Series E
      11-28-10                                 7.32        5,043,000          4,918,947

Utilities -- telephone (1.4%)
Frontier
      10-15-03                                 6.00        3,000,000          2,746,890
Geotek Communications
   Cv Sr Sub Nts
      02-15-01                                12.00        2,485,000(b)           3,106
Intermedia Communications
   Sr Nts Series B
      11-01-07                                 8.88        1,600,000          1,404,000
      06-01-08                                 8.60        5,000,000          4,312,500
      03-01-09                                 9.50        3,000,000          2,790,000
McLeod USA
   Sr Nts
      03-15-08                                 8.38        2,300,000          2,144,750
AT&T Canada
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      06-15-03                                 9.95        3,800,000(c,g)     2,935,500
Omnipoint Communications
   Sr Nts
      08-15-06                                11.63        2,500,000          2,587,500
Qwest Communications Intl
   Sr Nts Series B
      11-01-08                                 7.25          450,000            441,000
      11-01-08                                 7.50        4,550,000          4,508,457
U S West Capital Funding
   Company Guaranty
      07-15-28                                 6.88        9,250,000          8,149,135
Total                                                                        32,022,838

Municipal bonds (0.1%)
New Jersey Economic Development
   Authority State Pension Funding
   Revenue Bond (MBIA Insured)
      02-15-29                                 7.43        3,000,000(m)       3,027,870

Total bonds
(Cost: $687,272,943)                                                       $638,286,349

See accompanying notes to investments in securities.

Short-term securities (12.6%)

Issuer                                    Annualized         Amount            Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies (6.6%)
Federal Home Loan Bank Disc Nts
      10-22-99                                 5.24%     $27,800,000        $27,715,673
      11-05-99                                 5.28       10,200,000         10,144,134
      12-01-99                                 5.25        3,200,000          3,171,287
Federal Home Loan Mtge Corp Disc Nts
      10-14-99                                 5.24        2,400,000          2,395,485
      10-15-99                                 5.24        2,600,000          2,594,732
      11-05-99                                 5.26       25,000,000         24,872,882
Federal Natl Mtge Assn Disc Nts
      12-02-99                                 5.29       24,300,000         24,069,940
      12-13-99                                 5.29       19,000,000         18,788,709
      12-17-99                                 5.29       11,000,000         10,871,062
      12-17-99                                 5.31       24,600,000         24,320,175
Total                                                                       148,944,079

Commercial paper (6.0%)
Alcoa
      11-12-99                                 5.36        6,000,000          5,960,838
Barclays U.S. Funding
      10-19-99                                 5.31        6,300,000          6,283,337
      10-25-99                                 5.32        6,000,000          5,978,800
BellSouth Capital Funding
      11-08-99                                 5.33          700,000(e)         696,091
      11-16-99                                 5.33        8,100,000(e)       8,043,179
BMW US Capital
      10-21-99                                 5.18        8,300,000          8,275,182
Daimler/Chrysler
      10-18-99                                 5.18       10,000,000          9,972,334
GTE Funding
      10-21-99                                 5.34        8,500,000          8,474,830
Heinz (HJ)
      10-08-99                                 5.31        7,900,000          7,891,874
Merrill Lynch
      10-25-99                                 5.31        8,700,000          8,669,317
Natl Rural Utilities
      11-12-99                                 5.35        9,200,000          9,142,899
Petrofina (Delaware)
      10-27-99                                 5.31        8,100,000          8,069,053
Pfizer
      11-02-99                                 5.32        3,800,000(e)       3,782,098
United Parcel Services
      11-03-99                                 5.33       10,700,000         10,648,114
USAA Capital
      10-29-99                                 5.31       10,000,000          9,952,130
Wal-Mart Stores
      11-01-99                                 5.32       25,600,000(e)      25,483,164
Total                                                                       137,323,240

Total short-term securities
(Cost: $286,317,079)                                                       $286,267,319

Total investments in securities
(Cost: $2,220,588,850)(n)                                                $2,270,471,242


See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Sept. 30, 1999, the value of foreign securities represented 4.10% of net assets.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration  under the  Securities  Act of 1933, as amended.  This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Security is partially or fully on loan. See Note 4 to the financial statements.

(i) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(j) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Sept. 30, 1999, is as follows:

Security                                       Acquisition             Cost
                                                  date

Veninfotel
   (U.S. Dollar) 10.00% Cv Pay-in-kind    03-05-97 thru 03-01-99     $2,480,625

(k) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the year ended Sept. 30, 1999 are as follows:


Issuer              Beginning     Purchase       Sales       Ending   Dividend  Value(a)
                      cost          cost         cost         cost     income

China North Ind*  $13,079,176   $10,604,176   $23,683,352       $--        $--     $--

Fomento Economico
  Mexicano ADR*    10,019,149       792,894    10,812,043        --         --      --

Thai Farmers Bank*  1,670,797       293,559     1,964,356        --         --      --

Total             $24,769,122   $11,690,629   $36,459,751       $--        $--     $--

*Issuer was not an affiliate for the entire year ended Sept. 30, 1999.

(l) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 6 to the financial statements):

Type of security                                                  Contracts
S&P 500 Index, Dec. 1999                                                159

(m) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

AMBAC    --   American Municipal Bond Association Corporation

MBIA     --   Municipal Bond Investors Assurance

(n) At Sept.  30, 1999,  the cost of securities  for federal income tax purposes
was  $2,223,115,255   and  the  aggregate  gross  unrealized   appreciation  and
depreciation based on that cost was:

Unrealized appreciation                                         $188,915,441
Unrealized depreciation                                         (141,559,454)
                                                                ------------
Net unrealized appreciation                                      $47,355,987


                               Form of Proxy Card

Proxy Card Front

Proxy Card

[Fund name]

This Proxy is Solicited on Behalf of the Board of Directors.

The undersigned  hereby appoints Heidi S. Brommer,  James A. Mitchell and Eileen
J. Newhouse, or any one of them, as proxies, with full power of substitution, to represent and to vote all of the shares of the undersigned at the special meeting to be held on May 9, 2000, and any adjournment thereof.

TO HAVE YOUR VOTE COUNTED, YOU MUST SIGN, DATE AND RETURN THIS PROXY. IT WILL BE VOTED AS MARKED, OR IF NOT MARKED, WILL BE VOTED "FOR" THE PROPOSAL.

THE BOARD RECOMMENDS A VOTE
"FOR" THE PROPOSAL.




_____________________________________
Signature(s)

Date _______, 2000

Owners please sign as names appear at
left. Executors, administrators,
trustees, etc., should indicate
position when signing.


Proxy Card Back

Vote on Proposal

Approve the Agreement and Plan of Reorganization between the Strategist Fund and the AXP Fund providing for the acquisition of all of the assets of the Strategist Fund by the AXP Fund in exchange for Class A shares of the AXP Fund and assumption by the AXP Fund of the liabilities of the Strategist Fund, to be followed by distribution of those Class A shares to the shareholders of the Strategist Fund and the subsequent termination of the Strategist Fund.

For _____                  Against  _____            Abstain _____

                       Statement of Additional Information

                                 April 17, 2000

AXP Mutual
AXP Stock
AXP Diversified Equity Income
AXP Emerging Markets
AXP Federal Income
AXP Growth
AXP New Dimensions
AXP Extra Income
AXP Selective
AXP Research Opportunities
AXP High Yield  Tax-Exempt
AXP Managed  Allocation
AXP Global Growth
AXP Global Bond
AXP Innovations

This statement of additional information ("SAI") covers each of the funds listed above (each an "AXP Fund") and consists of this cover page and the following information:

1. The AXP Fund's most recent SAI, dated as shown in the table below, which has been previously filed and is incorporated by reference.

2. The AXP Fund's most recent annual report and semi-annual report to shareholders, if a semi-annual report has been issued subsequent to the date of the most recent annual report, for the period shown in the table below, which have been previously filed and are incorporated by reference.

3. The Strategist Fund's most recent SAI, dated as shown in the table below, which has been previously filed and is incorporated by reference.

4. The Strategist Fund's most recent annual report and, if applicable, semi-annual report to shareholders, for the period shown in the table below, which have been previously filed and are incorporated by reference.

This SAI is not a prospectus. It should be read in conjunction with the proxy statement/prospectus, which may be obtained by calling 1-800-862-7919 or writing American Express Client Service Corporation, P.O. Box 534, Minneapolis, MN 55440-0534.

                                                             Annual Report         Semi-Annual
                Fund                          SAI             (for period            Report
                                            (dated)              ended)          (if applicable)
                                                                                   (for period
                                                                                     ended)

Strategist Balanced                         11/29/99            9/30/99                NA

AXP Mutual                                  11/29/99            9/30/99                NA

Strategist Equity                           11/29/99            9/30/99                NA

AXP Stock                                   11/29/99            9/30/99                NA

Strategist Equity Income                    11/29/99            9/30/99                NA

AXP Diversified Equity Income               11/29/99            9/30/99                NA

Strategist Emerging Markets                 12/30/99            10/31/99               NA

AXP Emerging Markets                        12/30/99            10/31/99               NA

Strategist Government Income                7/30/99             5/31/99             11/30/99

AXP Federal Income                          7/30/99             5/31/99             11/30/99

Strategist Growth                           9/29/99             7/31/99              1/31/00

AXP Growth                                  9/29/99             7/31/99              1/31/00

Strategist Growth Trends                    9/29/99             7/31/99              1/31/00

AXP New Dimensions                          9/29/99             7/31/99              1/31/00

Strategist High Yield                       7/30/99             5/31/99             11/30/99

AXP Extra Income                            7/30/99             5/31/99             11/30/99

Strategist Quality Income                   7/30/99             5/31/99             11/30/99

AXP Selective                               7/30/99             5/31/99             11/30/99

Strategist Special Growth                   9/29/99             7/31/99              1/31/00

AXP Research Opportunities                  9/29/99             7/31/99              1/31/00

Strategist Tax-Free High Yield              1/28/00             11/30/99               NA

AXP High Yield Tax-Exempt                   1/28/00             11/30/99               NA

Strategist Total Return                     11/29/99            9/30/99                NA

AXP Managed Allocation                      11/29/99            9/30/99                NA

Strategist World Growth                     12/30/99            10/31/99               NA

AXP Global Growth                           12/30/99            10/31/99               NA

Strategist World Income                     12/30/99            10/31/99               NA

AXP Global Bond                             12/30/99            10/31/99               NA

Strategist World Technologies               12/30/99            10/31/99               NA

AXP Innovations                              3/15/00            10/31/99               NA


                              AXP INNOVATIONS FUND
                       STRATEGIST WORLD TECHNOLOGIES FUND
                      INTRODUCTION TO PROPOSED FUND MERGER
                                OCTOBER 31, 1999

The accompanying unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at and for the 12-month period ending October 31, 1999. These statements have been derived from annual reports for AXP Innovations Fund (a series of AXP Global Series, Inc.) and Strategist World Technologies Fund (a series of Strategist World Fund, Inc.) as of October 31, 1999. Each Fund invests all of its assets in World Technologies Portfolio (the Portfolio), a series of World Trust, an open-end investment company that has the same objectives as the Funds. The Portfolio invests in technology common stocks. Management of the Funds has elected not to present a combining Schedule of Investments for the Portfolio because it will not change as a result of the merger. The schedule of investments for the Portfolio is included in the Funds' annual reports, which are available upon request.

Under the proposed Agreement and Plan of Reorganization, shares of the Strategist World Technologies Fund would be exchanged for Class A shares of the AXP Innovations Fund.

The pro forma combining statements have been prepared based upon the various fee structures of the funds in existence as of October 31, 1999.


                              AXP Innovations Fund
                       Strategist World Technologies Fund
                               Pro forma Combining
                       Statement of assets and liabilities
                                October 31, 1999
                                   (Unaudited)
                                                                                            Strategist World
                                                                       AXP Innovations        Technologies
                                                                             Fund                 Fund                   Combined
Assets
Investments in World Technologies Portfolio (Note 1)                     $ 7,897,520           $ 1,125,654              $ 9,023,174
                                                                         -----------           -----------              -----------

Liabilities
Accrued distribution fee                                                           4                     -                        4
Accrued administrative services fee                                               12                     2                       14
Other accrued expenses                                                        16,790                 4,447                   21,237
                                                                              ------                 -----                   ------

Total liabilities                                                             16,806                 4,449                   21,255
                                                                              ------                 -----                   ------

Net assets applicable
  to outstanding capital stock                                           $ 7,880,714           $ 1,121,205              $ 9,001,919
                                                                         ===========           ===========              ===========

Represented by
Capital stock --- $.01 par value (Note 1)                                $     7,000           $     1,000              $     8,000
Additional paid-in capital                                                 3,399,239               484,163                3,883,402
Accumulated net realized gain (loss)                                         970,722               136,387                1,107,109
Unrealized appreciation (depreciation)
  on investments and on translation
  of assets and liabilities in foreign currencies                          3,503,753               499,655                4,003,408
                                                                           ---------               -------                ---------

Total --- representing net assets applicable
  to outstanding capital stock                                           $ 7,880,714           $ 1,121,205              $ 9,001,919
                                                                         ===========           ===========              ===========

Net assets applicable to outstanding shares:    Class A                  $ 7,435,047                                    $ 8,556,252
                                                Class B                  $   220,363                                    $   220,363
                                                Class Y                  $   225,304                                    $   225,304
Net asset value per share of outstanding
  capital stock: (Note 2)                       Class A shares  660,000  $     11.27   100,000 $     11.21  759,485     $     11.27
                                                Class B shares   20,000  $     11.02                         20,000     $     11.02
                                                Class Y shares   20,000  $     11.27                         20,000     $     11.27

See accompanying notes to pro forma combining financial statements.



                              AXP Innovations Fund
                       Strategist World Technologies Fund
                               Pro forma Combining
                             Statement of Operations
                                October 31, 1999
                                   (Unaudited)

                                                                            Strategist World                          Pro forma
Investment income                                        AXP Innovations      Technologies          Pro forma       AXP Innovations
Income:                                                        Fund               Fund             Adjustments           Fund

Dividends                                                   $   6,134          $     874                                   $ 7,008
    Less foreign taxes withheld                                  (328)               (47)                                     (375)
                                                                 ----                ---                                      ----
Total Income                                                    5,806                827                                     6,633
                                                                -----                ---                                     -----

Expenses:
Expenses allocated from World Technologies Portfolio           63,721              9,085                                    72,806
Distribution fee
   Class A                                                      5,263              1,900                                     7,163
   Class B                                                      1,395                                                        1,395
Transfer agency fee                                                48                 20               (2) a                    66
Incremental transfer agency fee
   Class A                                                          2                                                            2
   Class B                                                          2                                                            2
Administrative services fees and expenses                       2,467                504                                     2,971
Compensation of board members                                                        818                                       818
Registration fees                                                                    414                                       414
Audit fees                                                                         3,600                                     3,600
Other                                                                              2,490                                     2,490
                                                                                   -----                                     -----
Total Expenses                                                 72,898             18,831               (2)                  91,727
   Less expenses voluntarily reimbursed by AEFC                (6,548)            (6,496)                                  (13,044)
                                                               ------             ------                                   -------
Total net expenses                                             66,350             12,335               (2)                  78,683
                                                               ------             ------               --                   ------
Investment income (loss) -- net                               (60,544)           (11,508)               2                  (72,050)
                                                              -------            -------                -                  -------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                    1,376,509            196,456                                 1,572,965
   Foreign currency transactions                                  (38)                (5)                                      (43)
   Options contracts written                                   (1,470)              (210)                                   (1,680)
                                                               ------               ----                                    ------
Net realized gain (loss) on investments                     1,375,001            196,241                                 1,571,242
Net change in unrealized apprciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                                     2,778,956            396,216                                 3,175,172
                                                            ---------            -------                                 ---------
Net gain (loss) on investments and foreign currencies       4,153,957            592,457                                 4,746,414
                                                            ---------            -------                                 ---------
Net increase (decrease) in net assets
  resulting from operations                               $ 4,093,413          $ 580,949             $ 2               $ 4,674,364
                                                          ===========          =========             ===               ===========

a) Adjustment for transfer agency fee from $20 to Innovation Class A $19 per account.

See accompanying notes to pro forma combining financial statements.


                              AXP INNOVATIONS FUND
                       STRATEGIST WORLD TECHNOLOGIES FUND
                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                       (UNAUDITED AS TO OCTOBER 31, 1999)

1. BASIS OF COMBINATION

The unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at and for the 12-month period ending October 31, 1999. These statements have been derived from annual reports for AXP Innovations Fund (a series of AXP Global Series, Inc.) and Strategist World Technologies Fund (a series of Strategist World Fund, Inc.) as of October 31, 1999.

Each Fund invests all of its assets in World Technologies Portfolio (the Portfolio), a series of World Trust, an open-end investment company that has the same objectives as the Funds. The Portfolio invests in technology common stocks. Management of the Funds has elected not to present a combining schedule of investments for the Portfolio because it will not change as a result of the merger. The schedule of investments for the Portfolio is included in the Funds' annual reports, which are available upon request.

The pro forma statements give effect to the proposed transfer of the assets and liabilities of Strategist World Technologies Fund in exchange for Class A shares of AXP Innovations Fund under generally accepted accounting principles. The results of operations for AXP Innovations Fund will not be restated for Strategist World Technologies Fund's results of operations for pre-combination periods. The pro forma statements do not reflect the expenses of either fund in carrying out its obligation under the Agreement and Plan of Reorganization. American Express Financial Corporation has agreed to bear the costs of effecting the Reorganization, which is estimated at $7,500.

The pro forma combining statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

The pro forma statement of operations give effect to the proposed transaction on the historical operations of the surviving entity, AXP Innovations Fund, as if the transaction had occurred at the beginning of the year presented.

2. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional Class A shares of AXP Innovations Fund if the reorganization were to have taken place on October 31, 1999. The pro forma number of Class A shares outstanding of 759,485 consists of 99,485 shares assumed to be issued to shareholders of Strategist World Technologies Fund plus 660,000 shares of AXP Innovations Fund outstanding as of October 31, 1999.



PART C. OTHER INFORMATION

Item 15. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits

     (1) Articles of Incorporation, as amended December 13, 1988, filed electronically as Exhibit 1 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 2-93801, are incorporated by reference.

     (2) By-laws, as amended January 10, 1996, filed electronically, as Exhibit 2 to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-93801, are incorporated by reference.

     (3)  Voting Trust Agreement: Not Applicable.

     (4) Form of Agreement and Plan of Reorganization, dated March 10, 2000, filed electronically herewith as Exhibit 1 to Part A of this Registration Statement.

     (5) Stock Certificate for common stock, filed as Exhibit No. 4 to Registration Statement No. 2-93801, is incorporated by reference.

(6)(a) Investment Management Services Agreement, dated July 1, 1999 between Growth and Income Trust and American Express Financial Corporation, was filed electronically as Exhibit (d) to Growth and Income Trust Post-Effective Amendment No. 6 to Registration Statement No. 811-7393 on or about Nov. 29, 1999.

(6)(b) Addendum to the Investment Sub-Advisory Agreement, dated July 1, 1999 between American Express Financial Corporation and Kenwood Capital Management LLC, was filed as Exhibit (d)(2) to Growth and Income Trust Post-Effective Amendment No. 6 to Registration Statement No. 811-7393 on or about Nov. 29, 1999.

     (7) Distribution Agreement, dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc. Post-Effective Amendment No. 22, to Registration Statement File No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

     (8) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(9)(a) Custodian Agreement between Registrant and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 26 to Registration Statement No. 2-93801, is incorporated by reference.

(9)(b) Addendum to the Custodian Agreement between IDS Managed Retirement Fund, Inc., American Express Trust Company and American Express Financial Corporation dated May 13, 1996, filed electronically as
          Exhibit 8(b) to Registrant's Post-Effective Amendment No. 26 to Registration Statement No. 2-93801, is incorporated by reference.

(9)(c) Custodian Agreement, dated May 13, 1999, between American Express Trust Company and The Bank of New York is incorporated by reference to Exhibit (g)(3) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement File No. 2-93745 filed on or about May 24, 1999.

(9)(d) Custodian Agreement Amendment between IDS International Fund, Inc. and American Express Trust Company, dated October 9, 1997, filed electronically on or about December 23, 1997 as Exhibit 8(c) to IDS International Fund, Inc.'s Post-Effective Amendment No. 26 to
          Registration Statement No. 2-92309, is incorporated herein by reference. Registrant's Custodian Agreement Amendment differed from the one incorporated by reference only by the fact that Registrant is on executing party.

(10)(a) Plan and Agreement of Distribution dated July 1, 1999 between AXP Discovery Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc. Post-Effective Amendment No. 36 to Registration Statement File No. 2-72174 filed on or about July 30, 1999 Registrant's Plan and Agreement of Distribution differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(10)(b) Rule 18f-3 Plan, dated April 1999, is incorporated by reference to Exhibit (o) to IDS Precious Metals Fund , Inc. Post-Effective Amendment No. 33 to Registration Statement File No. 2-93745 filed on or about May 24, 1999.

     (11) Opinion and consent of counsel as to the legality of the securities being registered is incorporated by reference to Exhibit (11) to Registration Statement No. 333-32350 filed on or about March 13, 2000.

     (12) Tax Opinion to be filed by amendment.

(13)(a) Transfer Agency Agreement, dated Feb. 1, 1999, between Registrant and American Express Client Service Corporation, filed electronically as Exhibit (h)(1) to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 2-93801, is incorporated by reference.

(13)(b) Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 26 to Registration Statement No. 2-93801, is incorporated by reference.

(13)(c) Agreement and Declaration of Unitholders between IDS Managed Retirement Fund, Inc. and Strategist Growth and Income Fund, Inc. dated May 13, 1996, filed electronically as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 26 to Registration Statement No. 2-93801, is incorporated herein by reference.

(13)(d) License Agreement between Registrant and IDS Financial Corporation Dated January 25, 1988, is incorporated by reference to Exhibit 9(h) to Registrant's Post-effective Amendment No. 28 filed on or about Nov. 27, 1998.

(13)(e) Class Y Shareholder Service Agreement between IDS Managed Retirement Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed as Exhibit 9(g) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 2-93801, is incorporated by reference.

(13)(f) License Agreement, dated June 17, 1999, between the American Express Funds and American Express Company, filed electronically on or about September 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated herein by reference.

     (14) Independent Auditors' Consent is filed electronically herewith.

     (15) Omitted Financial Statements: None.

(16)(a)   Directors'  Power of Attorney to sign Amendments to this  Registration
          Statement, dated January 13, 2000 is incorporated by reference to Exhibit (16)(a) to Registration Statement No. 333-32350 filed on or about March 13, 2000.

(16)(b) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated January 13, 2000 is incorporated by reference to Exhibit (16)(b) to Registration Statement No. 333-32350 filed on or about March 13, 2000.

(16)(c) Trustees' Power of Attorney to sign Amendments to this Registration Statement, dated January 13, 2000 is incorporated by reference to Exhibit (16)(c) to Registration Statement No. 333-32350 filed on or about March 13, 2000.

(16)(d) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated January 13, 2000 is incorporated by reference to Exhibit (16)(d) to Registration Statement No. 333-32350 filed on or about March 13, 2000.

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter filed electronically on or about March 30, 2000 as Exhibit (p)(2) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

Item 17.  Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file by Post-Effective Amendment an Opinion of Counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

As required by the Securities Act of 1933, this Amendment to the Registration Statement bas been signed on behalf of the Registrant in the City of Minneapolis and State of Minnesota on the 17th day of April, 2000.

AXP MANAGED SERIES, INC.

By /s/   Arne H. Carlson**
         Arne H. Carlson, Chief Executive Officer


By /s/   John M. Knight
         John M. Knight, Treasurer


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of April, 2000.

Signature                                            Capacity

____________________________                         Director
     Peter J. Anderson

/s/  H. Brewster Atwater, Jr.*                       Director
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Chairman of the Board
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Director
     Lynne V. Cheney

/s/  David R. Hubers*                                Director
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
     Anne P. Jones

/s/  William R. Pearce*                              Director
     William R. Pearce

/s/  Alan K. Simpson*                                Director
     Alan K. Simpson

/s/  John R. Thomas*                                 Director
     John R. Thomas

/s/  C. Angus Wurtele*                               Director
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney, dated January 13, 2000, filed electronically as Exhibit (16)(a) to Registration Statement No. 333-32350, by:



/s/  Leslie L. Ogg
     Leslie L. Ogg


**Signed pursuant to Officers' Power of Attorney, dated January 13, 2000, filed electronically as Exhibit (16)(b) to Registration Statement No. 333-32350, by:




/s/  Leslie L. Ogg
     Leslie L. Ogg

                                   SIGNATURES

As required by the Securities Act of 1933, GROWTH AND INCOME TRUST consents to the filing of this Amendment to the Registration Statement signed on behalf of the Registrant in the City of Minneapolis and State of Minnesota on the 17th day of April, 2000.

                                             GROWTH AND INCOME TRUST

                                             By /s/   Arne H. Carlson****
                                                      Arne H. Carlson
                                                      Chief Executive Officer


                                             By  /s/  John M. Knight
                                                      John M. Knight
                                                      Treasurer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of April, 2000.

Signature                                            Capacity


_______________________________                      Trustee
     Peter J. Anderson

/s/  H. Brewster Atwater, Jr.***                     Trustee
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson***                              Chairman of the Board
     Arne H. Carlson

/s/  Lynne V. Cheney***                              Trustee
     Lynne V. Cheney

/s/  David R. Hubers***                              Trustee
     David R. Hubers

/s/  Heinz F. Hutter***                              Trustee
     Heinz F. Hutter

/s/  Anne P. Jones***                                Trustee
     Anne P. Jones

/s/  William R. Pearce***                            Trustee
     William R. Pearce

/s/  Alan K. Simpson***                              Trustee
     Alan K. Simpson

/s/  John R. Thomas***                               Trustee
     John R. Thomas

/s/  C. Angus Wurtele***                             Trustee
     C. Angus Wurtele


***Signed pursuant to Trustees' Power of Attorney dated January 13, 2000, filed electronically as Exhibit (16)(c) to Registration Statement No. 333-32350, by:




/s/  Leslie L. Ogg
     Leslie L. Ogg

****Signed pursuant to Officers' Power of Attorney dated January 13, 2000, filed electronically as Exhibit (16)(d) to Registration Statement No. 333-32350, by:





/s/  Leslie L. Ogg
     Leslie L. Ogg

CONTENTS OF THIS AMENDMENT TO THE REGISTRATION STATEMENT


This Amendment to the Registration Statement comprises the following papers and documents:

The facing sheet.

Part A.

       The prospectus.

Part B.

       Statement of Additional Information.

Part C.

       Other information.

       Exhibits.

       Undertakings.

The signatures.